UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-58433

Marshall Funds, Inc.

(Exact name of registrant as specified in charter)

111 East Kilbourn Avenue

Milwaukee, WI 53202

(Address of principal executive offices)(zip code)

John M. Blaser

M&I Investment Management Corp.

111 East Kilbourn Avenue

Milwaukee, WI 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 236-3863

Date of fiscal year end: August 31

Date of reporting period: May 31, 2007

Item 1. Schedule of Investments

Marshall Funds, Inc.

Schedule of Investments

May 31, 2007 (Unaudited)

Marshall Large-Cap Value Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2007

(Unaudited)

Description	Shares	Value
Common Stocks - 99.1%

Consumer Discretionary - 6.3%

Apparel Retail - 0.5%
TJX Companies, Inc. (1)	65,400	$1,829,238
Apparel, Accessories & Luxury Goods - 0.3%
VF Corp.	10,900	1,022,202
Broadcasting & Cable TV - 1.8%
CBS Corp.	142,800	4,749,528
DIRECTV Group, Inc. (2)	76,600	1,789,376

		6,538,904
Department Stores - 0.7%
J.C. Penney Co., Inc. (1)	20,900	1,682,032
Nordstrom, Inc.	14,600	758,178

		2,440,210
Housewares & Specialties - 0.7%
Newell Rubbermaid, Inc.	84,100	2,671,016
Movies & Entertainment - 1.8%
News Corp. (1)	111,100	2,454,199
Walt Disney Co.	129,800	4,600,112

		7,054,311
Restaurants - 0.5%
Brinker International, Inc.	53,350	1,705,066

Total Consumer Discretionary		23,260,947

Consumer Staples - 5.2%

Household Products - 1.4%
Procter & Gamble Co.	83,300	5,293,715
Packaged Foods & Meats - 0.6%
General Mills, Inc.	13,300	814,492
Kraft Foods Inc., Class A (1)	44,497	1,505,778

		2,320,270
Soft Drinks - 0.9%
Coca-Cola Co.	62,800	3,327,772
Tobacco - 2.3%
Altria Group, Inc.	64,300	4,571,730
Reynolds American, Inc.	16,200	1,053,648
UST, Inc.	45,600	2,434,584

		8,059,962

Total Consumer Staples		19,001,719

Energy - 14.6%

Integrated Oil & Gas - 11.8%
Chevron Corp.	174,000	14,179,260
ConocoPhillips	165,000	12,775,950
Exxon Mobil Corp.	113,100	9,406,527
Hess Corp.	33,800	2,001,636
Marathon Oil Corp.	43,600	5,398,116

		43,761,489
Oil & Gas-Equipment and Services - 0.5%
BJ Services Co.	62,300	1,827,259
Oil & Gas-Exploration and Production - 1.6%
Apache Corp. (1)	32,000	2,584,000
Devon Energy Corp.	43,500	3,339,930

		5,923,930
Oil & Gas-Refining & Marketing - 0.7%
Valero Energy Corp.	35,500	2,649,010

Description	Shares	Value
Common Stocks (continued)

Energy (continued)
Total Energy		$54,161,688

Financials - 33.8%

Diversified Banks - 3.7%
U.S. Bancorp	91,500	3,164,070
Wells Fargo & Co.	285,800	10,314,522

		13,478,592
Investment Banking & Brokerage - 9.7%
A.G. Edwards, Inc. (1)	39,200	3,455,872
Goldman Sachs Group, Inc. (1)	21,000	4,847,220
Lehman Brothers Holdings, Inc.	109,800	8,057,124
Merrill Lynch & Co., Inc. (1)	105,500	9,783,015
Morgan Stanley (1)	118,700	10,094,248

		36,237,479
Life & Health Insurance - 1.1%
Lincoln National Corp.	56,700	4,110,750
Multi-line Insurance - 1.3%
HCC Insurance Holdings, Inc. (1)	85,300	2,807,223
Loews Corp.	41,100	2,097,333

		4,904,556
Other Diversified Financial Services - 6.3%
Bank of America Corp.	200,000	10,142,000
Citigroup, Inc.	169,400	9,230,606
JP Morgan Chase & Co.	71,800	3,721,394

		23,094,000
Property & Casualty Insurance - 7.0%
Allstate Corp.	135,000	8,302,500
Chubb Corp.	84,000	4,609,080
Cincinnati Financial Corp.	42,200	1,916,724
Travelers Co., Inc.	167,500	9,073,475
W. R. Berkley Corp.	68,350	2,251,449

		26,153,228
Real Estate Investment Trusts - 2.4%
Archstone-Smith Trust	43,500	2,683,950
Boston Properties, Inc. (1)	13,800	1,596,384
ProLogis (1)	67,900	4,390,414

		8,670,748
Regional Banks - 2.3%
BB&T Corp.	90,300	3,802,533
KeyCorp	28,400	1,011,324
PNC Financial Services Group	48,400	3,571,920

		8,385,777

Total Financials		125,035,130

Healthcare - 8.2%

Biotechnology - 0.6%
Gilead Sciences, Inc. (2)	24,800	2,052,696
Healthcare Technology - 0.5%
IMS Health, Inc.	58,900	1,926,030
Managed Healthcare - 1.0%
UnitedHealth Group, Inc.	31,700	1,736,209
WellPoint, Inc. (1) (2)	22,700	1,848,007

		3,584,216
Pharmaceuticals - 6.1%
Bristol-Myers Squibb Co.	133,200	4,037,292
Eli Lilly & Co. (1)	14,900	873,438
Forest Laboratories, Inc. (2)	33,800	1,713,998
Johnson & Johnson	72,300	4,574,421
Pfizer, Inc.	411,400	11,309,386

		22,508,535

Total Healthcare		30,071,477

Industrials - 8.2%

Aerospace & Defense - 3.0%		.
General Dynamics Corp.	30,500	2,447,320
Honeywell International, Inc.	38,700	2,241,117
Lockheed Martin Corp.	34,400	3,374,640
Northrop Grumman Corp.	38,700	2,926,107

Description	Shares	Value
Common Stocks (continued)

Industrials (continued)

		$10,989,184
Commercial Printing - 0.6%
R. R. Donnelley & Sons Co.	52,800	2,260,896
Construction & Farm Machinery & Heavy Trucks - 1.0%
Cummins, Inc.	16,200	1,526,526
Deere & Co. (1)	18,300	2,204,601

		3,731,127
Electrical Components & Equipment - 0.8%
Emerson Electric Co.	58,000	2,810,100
Environmental & Facilities Services - 0.5%
Republic Services, Inc.	62,200	1,883,416
Industrial Machinery - 1.4%
Eaton Corp.	22,700	2,127,898
Parker Hannifin Corp.	30,400	3,081,344

		5,209,242
Railroads - 0.9%
Burlington Northern Santa Fe Corp.	11,800	1,098,934
Norfolk Southern Corp.	37,900	2,193,652

		3,292,586

Total Industrials		30,176,551

Information Technology - 6.2%

Application Software - 0.6%
AutoDesk, Inc. (2)	46,100	2,095,245
Computer Hardware - 3.1%
Hewlett Packard Co.	218,000	9,964,780
International Business Machines Corp.	12,700	1,353,820

		11,318,600
Data Processing & Outsourced Services - 0.5%
Fiserv, Inc. (2)	31,900	1,890,075
Semiconductor Equipment - 0.8%
Applied Materials, Inc.	93,000	1,776,300
Lam Research Corp. (1) (2)	24,100	1,293,206

		3,069,506
Semiconductors - 0.3%
NVIDIA Corp. (2)	34,500	1,196,115

Systems Software - 0.9%
Microsoft Corp.	106,200	3,257,154

Total Information Technology		22,826,695

Materials - 3.0%

Commodity Chemicals - 0.5%
Lyondell Chemical Co.	45,900	1,706,103
Diversified Chemicals - 0.7%
Dow Chemical Co.	56,200	2,550,356
Diversified Metals & Mining - 0.8%
Freeport-McMoRan Copper & Gold, Inc. (1)	42,201	3,321,219
Metal & Glass Containers - 0.6%
Ball Corp.	37,800	2,092,608
Specialty Chemicals - 0.4%
Rohm and Haas Co.	24,600	1,304,046

Total Materials		10,974,332

Telecommunication Services - 7.0%

Integrated Telecommunication Services - 7.0%
AT&T, Inc.	222,800	9,210,552
Embarg Corp.	24,100	1,548,666
Verizon Communications	286,600	12,475,698
Windstream Corp. (1)	163,500	2,455,770

Total Telecommunication Services		25,690,686

Utilities - 6.6%

Electric Utilities - 4.0%
Duke Energy Corp.	213,500	4,171,790

Description	Shares or Principal Amount	Value
Common Stocks (continued)

Utilities (continued)
Entergy Corp.	34,800	$3,928,920
FirstEnergy Corp.	65,200	4,513,796
Progress Energy, Inc.	45,000	2,254,050

		14,868,556
Gas Utilities - 0.8%
ONEOK, Inc.	56,900	3,078,290
Independent Power Producers & Energy Traders - 0.4%
TXU Corp.	21,000	1,416,450
Multi-Utilities - 1.4%
CenterPoint Energy, Inc. (1)	135,000	2,555,550
TECO Energy, Inc. (1)	140,000	2,458,400

		5,013,950

Total Utilities		24,377,246

Total Common Stocks (identified cost $283,046,600)		365,576,471

Short-Term Investments - 8.5%

Collateral Pool Investment for Securities on Loan - 7.7%
(See Note 2 of the Schedule of Investments)		28,282,352

Repurchase Agreement - 0.8%
Agreement with Morgan Stanley & Co., Inc., 5.250%, dated 5/31/2007 to be repurchased at $2,997,820 on 6/1/2007, collateralized by a U.S. Government Agency Obligation with a maturity of 6/27/2007, with a market value of $3,058,027 (at amortized cost)	$2,997,383	2,997,383

Total Short-Term Investments (identified cost $ 31,279,735)		31,279,735

Total Investments - 107.6% (identified cost $ 314,326,335)		396,856,206
Other Assets and Liabilities - (7.6)%		(28,050,844)

Total Net Assets - 100.0%		$368,805,362

Marshall Large-Cap Growth Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2007

(Unaudited)

Description	Shares	Value
Common Stocks - 97.2%

Consumer Discretionary - 9.4%

Apparel Retail - 0.5%
American Eagle Outfitters, Inc.	43,500	$1,174,500
Apparel, Accessories & Luxury Goods - 1.1%
Coach, Inc. (2)	56,070	2,879,755
Broadcasting & Cable TV - 1.3%
Comcast Corp., Class A (1) (2)	124,575	3,414,602
Casinos & Gaming - 0.5%
International Game Technology	31,900	1,282,061
Computer & Electronics Retail - 1.3%
Best Buy, Inc. (1)	68,320	3,299,173
Department Stores - 1.7%
J.C. Penney Co., Inc.	38,880	3,129,062
Kohl’s Corp. (1) (2)	20,460	1,541,047

		4,670,109
General Merchandise Stores - 0.3%
Target Corp.	11,080	691,724
Home Improvement Retail - 1.0%
Home Depot, Inc.	66,940	2,601,958
Movies & Entertainment - 0.7%
Walt Disney Co.	52,980	1,877,611
Specialty Stores - 1.0%
Office Depot, Inc. (2)	35,000	1,274,000
Staples, Inc.	51,550	1,291,843

		2,565,843

Total Consumer Discretionary		24,457,336

Consumer Staples - 8.2%

Agricultural Products - 0.5%
Archer-Daniels-Midland Co.	34,990	1,226,050
Drug Retail - 1.8%
CVS Caremark Corp.	73,018	2,814,114
Walgreen Co.	41,310	1,864,320

		4,678,434
Food Retail - 0.2%
Whole Foods Market, Inc. (1)	13,350	548,685
Household Products - 2.6%
Colgate-Palmolive Co.	35,500	2,377,080
Procter & Gamble Co.	68,740	4,368,427

		6,745,507

Description	Shares	Value
Common Stocks (continued)

Consumer Staples (continued)

Packaged Foods & Meats - 0.8%
Kellogg Co.	24,960	$1,347,341
Kraft Foods Inc., Class A	21,660	732,974

		2,080,315
Soft Drinks - 1.9%
PepsiCo, Inc.	72,830	4,976,474
Tobacco - 0.4%
Altria Group, Inc.	15,600	1,109,160

Total Consumer Staples		21,364,625

Energy - 3.9%

Oil & Gas-Drilling - 1.2%
Diamond Offshore Drilling, Inc. (1)	10,000	943,700
ENSCO International, Inc.	4,620	279,833
Noble Corp.	10,000	923,900
Transocean, Inc. (2)	10,000	982,400

		3,129,833
Oil & Gas-Equipment and Services - 1.8%
Baker Hughes, Inc. (1)	23,500	1,938,280
Grant Prideco, Inc. (2)	5,000	283,950
National-Oilwell Varco, Inc. (2)	5,500	519,475
Schlumberger, Ltd.	24,000	1,868,880

		4,610,585
Oil & Gas-Exploration and Production - 0.9%
XTO Energy, Inc.	40,630	2,356,947

Total Energy		10,097,365

Financials - 10.8%
Asset Management & Custody Banks - 0.9%
Bank of New York Co., Inc.	26,600	1,078,896
Franklin Resources, Inc.	10,010	1,358,757

		2,437,653
Investment Banking & Brokerage - 4.6%
Goldman Sachs Group, Inc. (1)	20,500	4,731,811
Lehman Brothers Holdings, Inc.	23,000	1,687,740
Merrill Lynch & Co., Inc.	41,500	3,848,295
Morgan Stanley	19,700	1,675,288

		11,943,134
Multi-line Insurance - 1.1%
American International Group, Inc.	27,500	1,989,350
Hartford Financial Services Group, Inc.	8,400	866,628

		2,855,978

Description	Shares	Value
Common Stocks (continued)

Financials (continued)

Other Diversified Financial Services - 1.2%
Bank of America Corp.	13,920	$705,883
Citigroup, Inc.	25,700	1,400,393
JP Morgan Chase & Co.	18,700	969,221

		3,075,497

Property & Casualty Insurance - 1.1%
Chubb Corp.	13,870	761,047
Philadelphia Consolidated Holding Corp. (2)	30,000	1,236,000
Travelers Co., Inc.	14,500	785,465

		2,782,512

Real Estate Investment Trusts - 0.5%
ProLogis	20,328	1,314,408
Regional Banks - 0.8%
Synovus Financial Corp.	60,000	1,983,600
Specialized Finance - 0.6%
Chicago Mercantile Exchange Holdings, Inc.	3,000	1,593,000

Total Financials		27,985,782

Healthcare - 19.9%

Biotechnology - 7.2%
Amgen, Inc. (2)	26,000	1,464,580
Biogen Idec, Inc. (2)	42,700	2,229,794
Celgene Corp. (1) (2)	39,930	2,445,313
Cephalon, Inc. (1) (2)	24,860	2,063,629
Genzyme Corp. (2)	45,250	2,919,530
Gilead Sciences, Inc. (2)	92,830	7,683,538

		18,806,384

Healthcare Distributors - 1.6%
AmerisourceBergen Corp.	15,920	815,422
Cardinal Health, Inc.	44,500	3,224,470

		4,039,892

Healthcare Equipment - 1.4%
Medtronic, Inc.	70,000	3,721,900

Healthcare Services - 2.3%
Express Scripts, Inc. (1) (2)	13,900	1,419,190
Laboratory Corporation of America Holdings (1) (2)	15,000	1,181,100
Medco Health Solutions, Inc. (2)	42,200	3,281,472

		5,881,762

Life Sciences Tools & Services - 0.8%
Millipore Corp. (2)	7,000	523,390
Thermo Fisher Scientific, Inc. (2)	30,000	1,638,000

		2,161,390

Managed Healthcare - 0.8%
WellPoint, Inc. (1) (2)	26,000	2,116,660

Description	Shares	Value
Common Stocks (continued)

Healthcare (continued)

Pharmaceuticals - 5.8%
Abbott Laboratories	16,980	$956,823
Allergan, Inc.	26,400	3,287,592
Eli Lilly & Co. (1)	28,700	1,682,394
Johnson & Johnson	110,000	6,959,700
Wyeth	36,900	2,134,296

		15,020,805

Total Healthcare		51,748,793

Industrials - 12.9%

Aerospace & Defense - 5.4%
Boeing Co.	54,030	5,434,878
General Dynamics Corp.	16,350	1,311,924
Lockheed Martin Corp.	57,300	5,621,130
United Technologies Corp.	21,640	1,526,702

		13,894,634
Construction & Engineering - 0.9%
Fluor Corp.	22,300	2,321,430
Construction & Farm Machinery & Heavy Trucks - 0.4%
Oshkosh Truck Corp.	18,800	1,159,772
Electrical Components & Equipment - 1.3%
Emerson Electric Co.	70,800	3,430,260
Human Resource & Employment Services - 0.7%
Robert Half International, Inc.	54,300	1,908,102
Industrial Conglomerates - 2.2%
3M Co.	32,700	2,876,292
General Electric Co.	71,500	2,686,970

		5,563,262
Industrial Machinery - 1.3%
Illinois Tool Works, Inc.	64,820	3,417,310
Railroads - 0.7%
Norfolk Southern Corp.	32,840	1,900,779

Total Industrials		33,595,549

Information Technology - 27.5%

Application Software - 0.9%
AutoDesk, Inc. (2)	22,820	1,037,169
Salesforce.com, Inc. (2)	28,500	1,346,625

		2,383,794
Communications Equipment - 4.5%
Cisco Systems, Inc. (1) (2)	288,100	7,755,652
Harris Corp.	27,300	1,362,816
QUALCOMM, Inc.	59,000	2,534,050

		11,652,518

Description	Shares	Value
Common Stocks (continued)

Information Technology (continued)

Computer Hardware - 5.0%
Apple Computer, Inc. (1) (2)	57,430	$6,981,191
Hewlett Packard Co.	83,860	3,833,241
International Business Machines Corp.	20,400	2,174,640

		12,989,072
Computer Storage & Peripherals - 1.9%
EMC Corp. (1)	214,500	3,622,905
Seagate Technology	59,000	1,214,810

		4,837,715
Internet Software & Services - 2.7%
Akamai Technologies, Inc. (2)	30,430	1,345,310
Google Inc., Class A (1) (2)	11,640	5,793,810

		7,139,120
Semiconductor Equipment - 1.7%
Applied Materials, Inc.	116,020	2,215,982
Lam Research Corp. (1) (2)	41,880	2,247,281

		4,463,263
Semiconductors - 4.3%
Broadcom Corp., Class A (2)	48,570	1,484,299
Intel Corp.	194,650	4,315,391
NVIDIA Corp. (2)	23,900	828,613
Texas Instruments, Inc. (1)	125,800	4,448,288

		11,076,591
Systems Software - 6.5%
Microsoft Corp.	331,300	10,160,970
Oracle Corp. (1) (2)	268,350	5,200,623
Symantec Corp. (2)	73,060	1,460,469

		16,822,062

Total Information Technology		71,364,135

Materials - 2.3%

Diversified Chemicals - 0.5%
Du Pont (E. I.) de Nemours & Co.	25,380	1,327,882
Diversified Metals & Mining - 1.3%
Freeport-McMoRan Copper & Gold, Inc.	40,940	3,221,978
Industrial Gases - 0.5%
Praxair, Inc.	20,000	1,361,800

Total Materials		5,911,660

Telecommunication Services - 0.8%

Wireless Telecommunication Services - 0.8%
Sprint Nextel Corp.	96,050	2,194,743

Description	Shares or Principal Amount	Value
Common Stocks (continued)

Utilities - 1.5%

Independent Power Producers & Energy Traders - 1.5%
Constellation Energy Group	42,770	$3,925,003

Total Common Stocks (identified cost $208,403,290)		252,644,991

Short-Term Investments - 19.0%

Collateral Pool Investment for Securities on Loan - 16.0%
(See Note 2 of the Schedule of Investments)		41,504,989

Repurchase Agreement - 3.0%
Agreement with Morgan Stanley & Co., Inc., 5.250%, dated 5/31/2007 to be repurchased at $7,776,570 on 6/1/2007, collateralized by a U.S. Government Agency Obligation with a maturity of 7/20/2007, with a market value of $7,933,271 (at amortized cost)	$7,775,436	7,775,436

Total Short-Term Investments
(identified cost $49,280,425)		49,280,425

Total Investments - 116.2% (identified cost $257,683,715)		301,925,416
Other Assets and Liabilities - (16.2)%		(42,020,022)

Total Net Assets - 100.0%		$259,905,394

Marshall Mid-Cap Value Fund

SCHEDULE OF INVESTMENTS –

As of May 31, 2007

(Unaudited)

Description	Shares	Value
Common Stocks - 93.9%

Consumer Discretionary - 13.7%

Advertising - 2.5%
Harte-Hanks, Inc.	339,200	$8,907,392
Interpublic Group of Cos., Inc. (1) (2)	629,700	7,398,975

		16,306,367
Apparel Retail - 2.4%
Chico’s FAS, Inc. (1) (2)	257,200	7,006,128
Ross Stores, Inc.	277,000	9,096,680

		16,102,808
Auto Parts & Equipment - 2.2%
Autoliv, Inc. (1)	162,250	9,686,325
Johnson Controls, Inc.	49,400	5,419,180

		15,105,505
Broadcasting & Cable TV - 2.4%
Clear Channel Communications, Inc.	180,700	6,938,880
Liberty Media Corp. Capital (2)	80,900	9,133,610

		16,072,490
Home Furnishings - 1.5%
Mohawk Industries, Inc. (1) (2)	101,200	10,328,472
Homebuilding - 1.0%
Lennar Corp. (1)	146,000	6,664,900
Household Appliances - 0.8%
Snap-On Tools Corp.	103,800	5,612,466
Specialized Consumer Services - 0.9%
H&R Block, Inc.	257,300	6,095,437

Total Consumer Discretionary		92,288,445

Consumer Staples - 7.6%

Food Retail - 1.5%
Kroger Co.	343,100	10,402,792
Hypermarkets & Supercenters - 1.6%
BJ’s Wholesale Club, Inc. (1) (2)	278,000	10,513,960
Packaged Foods & Meats - 3.5%
ConAgra Foods, Inc.	265,500	6,770,250
Del Monte Foods Co.	570,100	6,869,705
Pilgrim’s Pride Corp. (1)	282,000	9,963,060

		23,603,015
Soft Drinks - 1.0%
Coca-Cola Enterprises, Inc.	298,700	6,974,645

Total Consumer Staples		51,494,412

Energy - 6.4%

Integrated Oil & Gas - 3.0%
Hess Corp.	152,700	9,042,894
Murphy Oil Corp.	190,800	11,257,200

		20,300,094
Oil & Gas-Equipment and Services - 0.6%
Grant Prideco, Inc. (2)	63,800	3,623,202
Oil & Gas-Exploration and Production - 2.8%
Newfield Exploration Co. (2)	148,000	7,109,920
Noble Energy, Inc.	188,400	11,923,836

		19,033,756

Total Energy		42,957,052

Description	Shares	Value
Common Stocks - (continued)

Financials - 18.8%

Asset Management & Custody Banks - 2.4%
Affiliated Managers Group, Inc. (1) (2)	31,000	$4,036,200
Ameriprise Financial, Inc.	48,300	3,035,655
State Street Corp.	144,400	9,858,188

		16,930,043
Investment Banking & Brokerage - 1.0%
Bear Stearns Co., Inc.	46,800	7,018,128
Life & Health Insurance - 2.7%
Protective Life Corp.	232,300	11,621,969
StanCorp Financial Group, Inc.	135,400	6,886,444

		18,508,413
Property & Casualty Insurance - 5.2%
ACE Ltd. (5)	174,400	10,737,808
Ambac Financial Group, Inc.	154,500	13,844,744
XL Capital Ltd.	127,400	10,390,744

		34,973,296
Regional Banks - 2.5%
City National Corp.	66,600	5,157,504
Huntington Bancshares, Inc.	138,100	3,101,726
Zions Bancorp.	104,000	8,367,840

		16,627,070
Reinsurance - 1.8%
PartnerRe Ltd. (5)	155,600	11,950,080
Specialized Finance - 1.7%
CIT Group, Inc. (1) (5)	191,000	11,446,630
Thrifts & Mortgage Finance - 1.5%
MGIC Investment Corp.	152,000	9,880,000

Total Financials		127,333,660

Healthcare - 8.9%

Healthcare Distributors - 1.5%
AmerisourceBergen Corp. (5)	201,200	10,305,464
Healthcare Services - 2.0%
DaVita, Inc. (2)	84,800	4,683,504
Omnicare, Inc.	231,600	8,666,472

		13,349,976
Healthcare Supplies - 1.1%
DENTSPLY International, Inc.	212,600	7,683,364
Healthcare Technology - 1.6%
IMS Health, Inc.	329,400	10,771,380
Life Sciences Tools & Services - 1.5%
Thermo Fisher Scientific, Inc. (1) (2)	184,400	10,068,240
Pharmaceuticals - 1.2%
Biovail Corp. (1)	333,600	8,093,136

Total Healthcare		60,271,560

Industrials - 9.8%

Aerospace & Defense - 1.4%
Alliant Techsystems, Inc. (1) (2)	94,200	9,514,200
Airlines - 1.5%
Continental Airlines, Inc. (2)	84,900	3,410,433
Southwest Airlines Co.	461,700	6,606,927

		10,017,360
Commercial Printing - 0.8%
Donnelley (R.R.) & Sons Co.	118,000	5,052,760

Description	Shares	Value
Common Stocks (continued)

Industrials (continued)

Environmental & Facilities Services - 1.4%
Republic Services, Inc.	322,300	$9,759,244
Human Resource & Employment Services - 1.2%
Manpower, Inc.	86,000	7,912,000
Industrial Machinery - 2.5%
Eaton Corp.	73,900	6,927,386
ITT Corp.	152,900	10,290,170

		17,217,556
Trucking - 1.0%
J.B. Hunt Transport Services, Inc. (1)	242,090	7,054,503

Total Industrials		66,527,623

Information Technology - 10.6%

Application Software - 3.2%
Cadence Design Systems, Inc. (1) (2)	446,300	10,135,473
Fair Isaac Corp.	82,400	3,118,840
Synopsys, Inc. (2)	311,900	8,271,588

		21,525,901
Communications Equipment - 0.7%
Juniper Networks, Inc. (2)	195,000	4,759,950
Computer Storage & Peripherals - 1.2%
Electronics for Imaging, Inc. (1) (2)	277,270	7,904,968
Data Processing & Outsourced Services - 1.5%
Fiserv, Inc. (2)	171,200	10,143,600
Electronic Manufacturing Services - 0.4%
Jabil Circuit, Inc.	128,500	2,955,500
Office Electronics - 1.4%
Xerox Corp. (2)	506,400	9,555,768
Semiconductors - 0.5%
Intersil Corp.	120,300	3,621,030
Technology Distributors - 1.7%
Arrow Electronics, Inc. (2)	199,800	8,201,790
Ingram Micro, Inc. (2)	166,100	3,441,592

		11,643,382

Total Information Technology		72,110,099

Materials - 6.0%

Paper Packaging - 2.5%
Packaging Corp. of America	332,600	8,601,036
Sealed Air Corp.	246,000	7,945,800

		16,546,836
Paper Products - 1.3%
MeadWestvaco Corp. (1)	260,440	9,115,400
Specialty Chemicals - 1.4%
Valspar Corp.	332,400	9,603,036
Steel - 0.8%
Nucor Corp.	81,300	5,491,002

Total Materials		40,756,274

Telecommunication Services - 3.5%

Integrated Telecommunication Services - 2.5%
Citizens Communications Co.	435,500	6,902,675
Embarq Corp. (1)	156,100	10,030,986

		16,933,661
Wireless Telecommunication Services - 1.0%
Alltel Corp.	101,880	6,980,818

Total Telecommunication Services		23,914,479

Description	Shares or Principal Amount	Value
Common Stocks - (continued)

Utilities - 8.6%

Electric Utilities - 5.9%
Edison International	204,500	$11,916,215
Entergy Corp.	80,300	9,065,870
Pepco Holdings, Inc.	181,820	5,429,145
PPL Corp.	295,000	13,558,200

		39,969,430
Multi-Utilities - 2.7%
CMS Energy Corp. (1)	471,900	8,612,175
PG&E Corp.	197,000	9,704,220

		18,316,395

Total Utilities		58,285,825

Total Common Stocks (identified cost $485,463,900)		635,939,429

Short-Term Investments - 18.7%

Collateral Pool Investment for Securities on Loan - 12.9%
(See Note 2 to the Schedule of Investments)		87,465,710

Repurchase Agreement - 5.6%
Agreement with Morgan Stanley & Co., Inc., 5.2500%, dated 5/31/2007, to be repurchased at $37,769,823 on 6/1/2007, collateralized by a U.S. Government Agency Obligation with a maturity of 6/27/2007, with a market value of $38,524,168 (at amortized cost)	$37,764,315	37,764,315

U.S. Treasury Bill - 0.2%
4.798%, 06/28/2007 (3) (13)	1,400,000	1,395,077

Total Short-Term Investments (identified cost $126,625,102)		126,625,102

Total Investments - 112.6% (identified cost $612,089,002)		762,564,531
Other Assets and Liabilities - (12.6)%		(85,172,028)

Total Net Assets - 100.0%		$677,392,503

Marshall Mid-Cap Growth Fund

SCHEDULE OF INVESTMENTS –

As of May 31, 2007

(Unaudited)

Description	Shares	Value
Common Stocks - 98.7%

Consumer Discretionary - 18.7%

Advertising - 2.0%
Focus Media Holding Ltd. (1)	$48,700	$2,154,001
National CineMedia, Inc. (1) (2)	84,900	2,423,895

		4,577,896
Apparel Retail - 1.6%
Aeropostale, Inc. (2)	44,200	2,046,460
Chico’s FAS, Inc. (1) (2)	58,500	1,593,540

		3,640,000
Apparel, Accessories & Luxury Goods - 2.5%
Coach, Inc. (2)	46,800	2,403,648
Phillips-Van Heusen Corp.	18,500	1,130,720
Polo Ralph Lauren Co.	21,700	2,116,401

		5,650,769
Broadcasting & Cable TV - 0.7%
Net Servicos de Comunicacao S.A. ADR (1) (2)	88,600	1,484,936
Catalog Retail - 0.9%
Liberty Media Corp. Interactive (2)	88,900	2,154,047
Computer & Electronics Retail - 1.3%
GameStop Corp. (2)	78,500	2,902,930
Department Stores - 1.8%
J.C. Penney Co., Inc. (1)	28,200	2,269,536
Saks, Inc. (2)	85,700	1,717,428

		3,986,964
Education Services - 1.0%
DeVry, Inc.	65,700	2,207,520
Homebuilding - 1.2%
Gafisa S.A. ADR (1) (2)	79,300	2,686,684
Hotels, Resorts & Cruise Lines - 0.9%
Hilton Hotels Corp.	59,500	2,115,225
Leisure Facilities - 1.7%
LIFE TIME FITNESS, Inc. (1) (2)	43,400	2,221,212
Vail Resorts, Inc. (1) (2)	28,200	1,690,590

		3,911,802
Movies & Entertainment - 1.0%
CTC Media, Inc. (2)	87,600	2,239,932
Restaurants - 0.6%
Darden Restaurants, Inc.	31,800	1,449,126

Description	Shares	Value
Common Stocks (continued)

Consumer Discretionary (continued)

Specialty Stores - 1.5%
Cabela’s, Inc. (1) (2)	$85,900	$1,979,136
Dick’s Sporting Goods, Inc.	26,500	1,472,605

		3,451,741

Total Consumer Discretionary		42,459,572
Consumer Staples - 4.7%

Drug Retail - 1.8%
Longs Drug Stores Corp.	28,900	1,655,392
Rite Aid Corp. (1) (2)	371,500	2,347,880

		4,003,272
Food Retail - 1.1%
SUPERVALU, Inc.	52,100	2,482,044
Packaged Foods & Meats - 1.8%
Pilgrim’s Pride Corp. (1)	70,200	2,480,166
Tyson Foods, Inc., Class A	80,600	1,796,574

		4,276,740

Total Consumer Staples		10,762,056
Energy - 9.0%

Coal & Consumable Fuels - 1.5%
Cameco Corp.	65,200	3,388,444
Oil & Gas-Drilling - 2.3%
Noble Corp. (1)	24,300	2,245,077
Transocean, Inc.	30,100	2,957,024

		5,202,101
Oil & Gas-Equipment and Services - 0.8%
National-Oilwell Varco, Inc. (1) (2)	19,700	1,860,665
Oil & Gas-Exploration and Production - 4.4%
Chesapeake Energy Corp. (1)	83,800	2,921,268
Denbury Resources, Inc. (2)	65,500	2,375,030
Quicksilver Resources, Inc. (1)	34,300	1,526,007
Ultra Petroleum Corp. (2)	53,100	3,259,278

		10,081,583

Total Energy		20,532,793

Financials - 7.4%

Asset Management & Custody Banks - 2.4%
Affiliated Managers Group, Inc. (1) (2)	21,500	2,799,300
Franklin Resources, Inc.	18,800	2,551,912

		5,351,212
Insurance Brokers - 0.9%
Willis Group Holdings, Ltd.	44,700	2,070,057
Investment Banking & Brokerage - 1.0%
GFI Group, Inc. (1) (2)	31,300	2,331,850

Description	Shares	Value
Common Stocks (continued)

Financials (continued)

Property & Casualty Insurance - 1.5%
Ambac Financial Group, Inc.	$15,800	$1,415,838
Assured Guaranty, Ltd.	70,000	2,070,600

		3,486,438

Real Estate Management & Development - 1.0%
CB Richard Ellis Group, Inc., Class A (2)	59,700	2,222,034
Specialized Finance - 0.6%
IntercontinentalExchange, Inc. (1) (2)	8,700	1,260,978

Total Financials		16,722,569

Healthcare - 15.6%

Biotechnology - 3.6%
Alexion Pharmaceuticals, Inc. (1) (2)	41,800	2,030,226
BioMarin Pharmaceutical, Inc. (1) (2)	109,700	1,957,048
Celgene Corp. (1) (2)	34,800	2,131,152
Cephalon, Inc. (1) (2)	23,600	1,959,036

		8,077,462
Healthcare Equipment - 4.5%
Baxter International, Inc.	39,300	2,233,812
C.R. Bard, Inc.	26,200	2,211,542
Gen-Probe, Inc.	31,900	1,725,471
Hospira, Inc. (2)	57,300	2,282,832
Kyphon, Inc. (1) (2)	35,000	1,662,150

		10,115,807
Healthcare Supplies - 1.0%
Inverness Medical Innovations, Inc. (1) (2)	49,400	2,355,886
Healthcare Technology - 0.9%
Cerner Corp. (1) (2)	35,100	1,994,031
Life Sciences Tools & Services - 2.1%
Covance, Inc. (2)	30,500	2,029,775
Thermo Fisher Scientific, Inc. (2)	51,600	2,817,360

		4,847,135
Pharmaceuticals - 3.5%
Schering-Plough Corp.	89,500	2,930,230
Shire PLC ADR (1)	40,700	2,838,825
Teva Pharmaceutical Industries Ltd. (1)	55,600	2,179,520

		7,948,575

Total Healthcare		35,338,896

Industrials - 14.4%

Aerospace & Defense - 4.1%
Empresa Brasileira de Aeronautica S.A. (1)	23,400	1,134,432
Precision Castparts Corp.	29,100	3,479,196
Rockwell Collins, Inc.	31,200	2,204,904

Description	Shares	Value
Common Stocks (continued)

Industrials (continued)

Spirit Aerosystems Holdings Inc., Class A	$66,000	2,304,060

		9,122,592
Construction & Engineering - 1.7%
Chicago Bridge & Iron Co., N.V.	49,500	1,928,520
Jacobs Engineering Group, Inc. (2)	34,400	1,993,480

		3,922,000
Construction & Farm Machinery & Heavy Trucks - 1.0%
Manitowoc Company, Inc.	30,700	2,326,446
Diversified Commercial & Professional Services - 1.1%
Dun & Bradstreet Corp. (2)	24,000	2,403,120
Electrical Components & Equipment - 1.0%
Roper Industries, Inc.	40,300	2,351,908
Heavy Electrical Equipment - 1.0%
ABB, Ltd. ADR (1)	110,200	2,365,994
Industrial Machinery - 2.2%
Harsco Corp.	52,000	2,769,520
ITT Corp.	33,600	2,261,280

		5,030,800
Trading Companies & Distributors - 2.3%
GATX Corp.	36,900	1,898,505
UAP Holding Corp. (1)	113,700	3,349,602

		5,248,107

Total Industrials		32,770,967

Information Technology - 15.5%

Application Software - 3.0%
Adobe Systems, Inc. (1) (2)	63,100	2,781,448
ANSYS, Inc. (1) (2)	32,900	1,847,664
Synopsys, Inc. (2)	80,800	2,142,816

		6,771,928
Data Processing & Outsourced Services - 3.9%
DST Systems, Inc. (1) (2)	28,500	2,386,305
Fidelity National Information Services, Inc.	42,900	2,313,168
Mastercard, Inc., Class A (1)	14,600	2,183,430
VeriFone Holdings, Inc. (1) (2)	59,400	2,057,022

		8,939,925
Electronic Equipment Manufacturers - 0.8%
Amphenol Corp., Class A	47,700	1,706,706
Home Entertainment Software - 0.8%
Activision, Inc. (1) (2)	87,100	1,723,709

Description	Shares	Value
Common Stocks (continued)

Information Technology (continued)

Internet Software & Services - 3.2%
Akamai Technologies, Inc. (1) (2)	$24,200	$1,069,882
Digital River, Inc. (2)	36,500	1,876,830
Equinix, Inc. (1) (2)	29,200	2,551,496
SINA Corp. (2)	45,700	1,823,887

		7,322,095
IT Consulting & Other Services - 1.6%
Cognizant Technology Solutions Corp. (2)	26,500	2,081,840
Gartner, Inc.	58,500	1,612,260

		3,694,100
Semiconductors - 1.4%
Microsemi Corp. (1) (2)	71,500	1,648,075
O.N. Semiconductor Corp. (1) (2)	150,800	1,619,592

		3,267,667
Systems Software - 0.8%
McAfee, Inc.	49,600	1,823,296

Total Information Technology		35,249,426

Materials - 3.5%

Fertilizers & Agricultural Chemicals - 0.9%
Monsanto Co.	35,000	2,156,000
Industrial Gases - 1.8%
Air Products and Chemicals, Inc. (1)	25,000	1,949,750
Praxair, Inc.	30,100	2,049,509

		3,999,259
Precious Metals & Minerals - 0.8%
Stillwater Mining Co. (1)	146,200	1,856,740

Total Materials		8,011,999

Telecommunication Services - 8.3%

Wireless Telecommunication Services - 8.3%
America Movil S.A. de C.V. ADR	47,500	2,876,125
American Tower Corp. (2)	71,800	3,100,324
Crown Castle International Corp. (1) (2)	52,800	1,944,096
Leap Wireless International, Inc. (2)	29,400	2,512,524
Millicom International Cellular, S.A. (1)	35,400	3,011,832
NII Holdings, Inc. (2)	39,100	3,185,477
Vimpel-Communications (1)	21,200	2,179,572

Total Telecommunication Services		18,809,950

Utilities - 1.6%

Gas Utilities - 1.6%
Equitable Resources, Inc.	33,000	1,716,660
Questar Corp.	17,300	1,868,573

Total Utilities		3,585,233

Description	Shares or Principal Amount	Value
Common Stocks (continued)

Total Common Stocks (identified cost $180,258,792)		$224,243,461

Short-Term Investments - 33.8%

Collateral Pool Investment for Securities on Loan - 32.5%
(See Note 2 of the Schedule of Investments)		73,961,765

Repurchase Agreement - 1.1%
Agreement with Morgan Stanley & Co., Inc., 5.250%, dated 5/31/2007, to be repurchased at $ 2,521,279 on 6/1/2007, collateralized by a U.S. Government Agency Obligation with a maturity of 6/27/2007, with a market value of $2,574,919 (at amortized cost)	$2,520,911	2,520,911

U.S. Treasury Bill - 0.2%
4.877%, 06/28/07	350,000	348,737

Total Short-Term Investments (identified cost $76,831,413)		76,831,413

Total Investments - 132.5% (identified cost $257,090,205)		301,074,874
Other Assets and Liabilities - (32.5)%		(73,886,770)

Total Net Assets - 100.0%		$227,188,104

Marshall Small-Cap Growth Fund

SCHEDULE OF INVESTMENTS –

As of May 31, 2007

(Unaudited)

Description	Shares	Value
Common Stocks - 96.7%

Consumer Discretionary - 16.4%

Advertising - 1.1%
National CineMedia, Inc. (1) (2)	96,270	$2,748,509
Apparel Retail - 2.1%
Iconix Brand Group, Inc. (1) (2)	124,100	2,761,225
Wet Seal, Inc. (2)	415,700	2,589,811

		5,351,036
Apparel, Accessories & Luxury Goods - 1.0%
Volcom, Inc. (2)	61,900	2,692,650
Broadcasting & Cable TV - 0.7%
Net Servicos de Comunicacao S.A. ADR (1) (2)	102,300	1,714,548
Computer & Electronics Retail - 1.2%
GameStop Corp. (2) (5)	84,900	3,139,602
Education Services - 1.0%
DeVry, Inc. (5)	75,400	2,533,440
Homebuilding - 1.4%
Gafisa S.A. ADR (1) (2)	106,800	3,618,384
Hotels, Resorts & Cruise Lines - 0.9%
Morgans Hotel Group (1) (2)	93,500	2,298,230
Internet Retail - 1.1%
PetMed Express, Inc. (1) (2)	224,700	2,900,877
Leisure Facilities - 1.7%
LIFE TIME FITNESS, Inc. (1) (2)	49,600	2,538,528
Vail Resorts, Inc. (1) (2)	32,000	1,918,400

		4,456,928
Leisure Products - 1.5%
Smith & Wesson Holding Corp. (1) (2)	283,500	3,949,155
Movies & Entertainment - 1.0%
CTC Media, Inc. (2)	101,600	2,597,912
Restaurants - 0.8%
Sonic Corp. (2)	88,900	2,167,382
Specialty Stores - 0.9%
Cabela’s, Inc. (1) (2)	102,000	2,350,080

Total Consumer Discretionary		42,518,733

Consumer Staples - 5.5%

Drug Retail - 1.8%
Longs Drug Stores Corp.	33,100	1,895,968
Rite Aid Corp. (1) (2)	443,000	2,799,760

		4,695,728
Food Distributors - 1.8%
Central European Distribution Corp. (1) (2)	137,200	4,734,772
Packaged Foods & Meats - 1.9%
Pilgrim’s Pride Corp. (1)	82,500	2,914,725
Sanderson Farms, Inc. (1)	45,900	1,973,241

		4,887,966

Total Consumer Staples		14,318,466

Energy - 7.9%

Oil & Gas-Exploration and Production - 7.1%
Arena Resources, Inc. (1) (2)	68,700	3,495,456
BPZ Energy, Inc. (1) (2)	605,616	3,960,729
Contango Oil & Gas Co. (1) (2)	106,200	3,608,676
GMX Resources, Inc. (1) (2)	97,700	3,780,013

Description	Shares	Value
Common Stocks (continued)

Energy (continued)

Parallel Petroleum Corp. (1) (2)	152,500	$3,516,650
		18,361,524
Oil & Gas-Storage & Transportation - 0.8%
Golar LNG Ltd.	122,300	2,174,494

Total Energy		20,536,018

Financials - 7.1%

Asset Management & Custody Banks - 1.1%
Affiliated Managers Group, Inc. (1) (2)	22,300	2,903,460
Investment Banking & Brokerage - 1.1%
GFI Group, Inc. (1) (2)	38,700	2,883,150
Multi-Sector Holdings - 0.9%
PICO Holdings, Inc. (1) (2)	49,200	2,312,892
Property & Casualty Insurance - 2.6%
Amerisafe, Inc. (2)	140,500	2,597,845
Assured Guaranty Ltd. (5)	93,400	2,762,772
Tower Group, Inc.	48,700	1,541,842

		6,902,459
Thrifts & Mortgage Finance - 1.4%
NexCen Brands, Inc. (2)	276,600	3,534,948

Total Financials		18,536,909

Healthcare - 19.9%

Biotechnology - 3.3%
Alexion Pharmaceuticals, Inc. (1) (2)	47,600	2,311,932
Applera Corp. - Celera Genomics Group (2)	137,200	1,831,620
BioMarin Pharmaceutical, Inc. (1) (2)	123,100	2,196,104
Cepheid, Inc. (1) (2)	188,900	2,210,130

		8,549,786
Healthcare Distributors - 1.7%
MWI Veterinary Supply, Inc. (1) (2)	57,100	2,201,776
Owens & Minor, Inc.	59,800	2,122,900

		4,324,676
Healthcare Equipment - 4.6%
Kyphon, Inc. (1) (2)	39,900	1,894,851
NuVasive, Inc. (1) (2)	98,900	2,567,444
NxStage Medical, Inc. (1) (2)	107,900	1,298,037
Orthofix International N.V. (2)	45,400	2,146,966
Volcano Corp. (2)	87,600	1,774,776
Wright Medical Group, Inc. (2)	103,800	2,528,568

		12,210,642
Healthcare Facilities - 2.7%
Kindred Healthcare, Inc. (2)	62,900	2,012,800
MedCath Corp. (2)	77,900	2,570,700
Sun Healthcare Group, Inc. (2)	172,300	2,463,890

		7,047,390
Healthcare Services - 1.4%
Bio-References Laboratories, Inc. (2)	48,000	1,249,920
HMS Holdings Corp. (1) (2)	114,900	2,356,599

		3,606,519
Healthcare Supplies - 1.9%
Cynosure, Inc. (1) (2) (5)	67,600	2,160,496
Inverness Medical Innovations, Inc. (1) (2)	56,600	2,699,253

		4,859,749
Life Sciences Tools & Services - 2.0%
ICON PLC ADR (2) (5)	57,000	2,644,230
PAREXEL International Corp. (1) (2)	61,900	2,489,618

		5,133,848
Pharmaceuticals - 2.3%
K-V Pharmaceutical Co. (2)	80,600	2,176,200
Medicis Pharmaceutical Corp., Class A (1)	56,200	1,854,600
Obagi Medical Products, Inc. (1) (2)	103,300	1,858,367

		5,889,167

Total Healthcare		51,621,777

Industrials - 12.1%

Aerospace & Defense - 3.8%
AAR Corp. (2)	65,700	2,135,250
BE Aerospace, Inc. (1) (2) (5)	119,500	4,575,655
Moog, Inc., Class A (1) (2)	70,600	3,040,036

		9,750,941

Description	Shares	Value
Common Stocks (continued)

Industrials (continued)

Building Products - 2.2%
Apogee Enterprises, Inc. (5)	149,300	$3,675,766
Goodman Global, Inc. (1) (2)	93,700	2,053,904

		5,729,670
Diversified Commercial & Professional Services – 2.5%
Advisory Board Co. (1) (2)	59,700	3,108,579
Teletech Holdings, Inc. (1) (2)	96,500	3,394,870

		6,503,449
Human Resource & Employment Services - 1.0%
Taleo Corp. (2)	134,700	2,640,120
Industrial Machinery - 1.1%
Middleby Corp. (1) (2)	23,900	2,964,317
Trading Companies & Distributors - 1.5%
UAP Holding Corp. (1)	129,300	3,809,178

Total Industrials		31,397,675

Information Technology - 23.3%

Application Software - 4.4%
ANSYS, Inc. (1) (2)	39,300	2,207,088
Kenexa Corp. (2)	60,150	2,346,452
Lawson Software, Inc. (1) (2)	262,300	2,407,914
Magma Design Automation, Inc. (2)	147,900	2,191,878
SPSS, Inc. (2)	51,900	2,284,119

		11,437,451
Communications Equipment - 1.0%
Blue Coat Systems, Inc. (2)	61,300	2,696,587
Data Processing & Outsourced Services - 1.6%
Syntel, Inc.	55,400	1,917,948
VeriFone Holdings, Inc. (1) (2)	62,200	2,153,986

		4,071,934
Electronic Manufacturing Services - 1.9%
Acacia Research Corp. (2)	199,000	2,700,430
OSI Systems, Inc. (1) (2)	80,000	2,141,600

		4,842,030
Home Entertainment Software - 0.9%
THQ, Inc. (2)	67,100	2,288,110
Internet Software & Services - 6.1%
Digital River, Inc. (1) (2)	42,400	2,180,208
Equinix, Inc. (1) (2)	33,000	2,883,540
Greenfield Online, Inc. (1) (2)	123,800	1,956,040
Internap Network Services Corp. (1) (2)	94,300	1,396,583
Perficient, Inc. (1) (2)	109,200	2,293,200
SAVVIS, Inc. (1) (2)	49,500	2,484,405
Sina Corp. (1) (2)	69,600	2,777,736

		15,971,712
Semiconductor Equipment - 1.2%
FEI Co. (1) (2)	85,100	3,157,209

Semiconductors - 3.2%
ANADIGICS, Inc. (1) (2)	150,800	1,898,572
Microsemi Corp. (1) (2)	81,700	1,883,185
ON Semiconductor Corp. (1) (2)	168,100	1,805,394
Silicon Motion Technology Corp. ADR (2)	116,700	2,699,271

		8,286,422
Systems Software - 3.0%
Double-Take Software, Inc. (1) (2)	140,700	2,221,653
FalconStor Software, Inc. (1) (2)	264,900	2,874,165
VASCO Data Security International, Inc. (1) (2)	115,700	2,634,489

		7,730,307

Total Information Technology		60,481,762

Materials - 0.8%

Precious Metals & Minerals - 0.8%
North American Palladium Ltd. (1) (2)	184,200	2,033,568

Telecommunication Services - 3.7%

Alternative Carriers - 1.9%
Aruba Networks, Inc. (1) (2)	147,400	2,852,190
Gilat Satellite Networks Ltd. (1) (2)	201,100	1,976,813

		4,829,003

Description	Shares or Principal Amount	Value
Common Stocks (continued)

Telecommunication Services (continued)

Integrated Telecommunication Services - 0.8%
Cbeyond Communications, Inc. (2) (5)	62,000	$2,193,560
Wireless Telecommunication Services - 1.0%
SBA Communications Corp. (2)	83,000	2,666,790

Total Telecommunication Services		9,689,353

Total Common Stocks (identified cost $210,957,019)		251,134,261

Short-Term Investments - 45.9%

Collateral Pool Investment for Securities on Loan - 42.9%
(See Note 2 of the Schedule of Investments)		111,449,145

Repurchase Agreement - 2.7%

Agreement with Morgan Stanley & Co., Inc., 5.250%, dated 5/31/2007, to be repurchased at $6,995,095 on 6/1/2007, collateralized by a U.S. Government Agency Obligation with a maturity of 6/27/2007, with a market value of $7,147,115 (at amortized cost)

	$6,994,075	6,994,075

U.S. Treasury Bill - 0.3%
5.054%, 6/14/2007 (3) (13)	800,000	798,615

Total Short-Term Investments (identified cost $119,241,835)		119,241,835

Total Investments - 142.6% (identified cost $330,198,854)		370,376,096
Other Assets and Liabilities - (42.6)%		(110,637,210)

Total Net Assets - 100.0%		$259,738,886

Marshall International Stock Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2007

(Unaudited)

Description	Shares	Value
Common Stocks - 97.4%

Australia - 3.2%
Caltex Australian Ltd.	$84,107	$1,782,907
Centro Properties Group	35,334	277,954
Commonwealth Bank of Australia	66,954	3,071,446
Leighton Holdings Ltd.	64,662	2,382,680
Qantas Airways Ltd.	252,847	1,193,409
QBE Insurance Group Ltd.	170,449	4,406,399
Santos Ltd.	291,655	3,236,166
Tattersall’s Ltd.	321,213	1,266,067

		17,617,028
Austria - 0.3%
Voestalpine AG	24,660	1,790,461
Belgium - 2.0%
Belgacom	5,996	272,776
Colruyt SA	822	191,810
Delhaize Group (1)	10,471	999,773
Dexia	31,737	1,019,338
Fortis (1)	68,686	2,855,792
KBC GROEP NV	39,656	5,471,979

		10,811,468
Canada - 0.5%
Canadian Imperial Bank of Commerce	8,800	844,705
LionOre Mining International Ltd. (2)	37,300	1,002,245
Teck Cominco Ltd. (2)	23,200	980,404

		2,827,354
Denmark - 0.1%
D/S Norden A/S	3,979	240,071
Topdanmark A/S (2)	600	110,878

		350,949
Finland - 0.8%
Nokia Oyj	161,850	4,431,767
Outotec OYJ (2)	2,272	112,807

		4,544,574
France - 11.1%
Accor SA (1)	41,200	3,831,228
Air France - KLM (1)	154,507	7,889,687
Alstom (1)	35,631	5,642,925
Axa (1)	74,000	3,235,052
BNP Paribas SA	91,537	11,107,256
Business Objects SA (2)	7,364	304,195
Cap Gemini SA	29,715	2,264,638
Carrefour SA	59,800	4,357,924
CNP Assurances	1,377	184,486
Credit Agricole SA (1)	50,138	2,069,771
Icade	1,464	127,412
LVMH Moet Hennessy Louis Vuitton SA	34,300	4,048,485
Sanofi-Aventis (1)	40,900	3,943,664
Societe Generale	27,689	5,394,431
Societe Television Francaise 1 (1)	103,700	3,689,267
Vallourec SA (1)	10,500	3,360,410

		61,450,831
Germany - 11.9%
Allianz AG	14,868	3,300,930
Bayer AG	64,000	4,606,302
Beiersdorf AG (1)	2,871	206,327
Commerzbank AG (1)	131,400	6,464,001
Deutsche Lufthansa AG	213,780	6,193,141
GEA Group AG (1)	157,000	5,063,695
Kloeckner & Co. AG	3,322	242,627
MAN AG (1)	81,853	11,877,207
Metro AG	48,828	3,949,258
Salzgitter AG (1)	25,545	4,896,302

Description	Shares	Value
Common Stocks (continued)

Germany (continued)
SAP AG (1)	$99,000	$4,738,260
Siemens AG	31,400	4,137,991
Stada Arzneimittel AG (1)	56,600	3,656,352
ThyssenKrupp AG	115,851	6,768,453

		66,100,846
Hong Kong - 2.3%
Cathay Pacific Airways Ltd.	49,000	130,839
Cheung Kong Ltd.	296,000	3,832,464
Hong Kong Exchanges & Clearing Ltd.	24,500	273,444
Hutchison Whampoa Ltd.	533,000	5,143,344
Orient Overseas International Ltd.	10,000	100,148
Sun Hung Kai Properties	283,500	3,289,725

		12,769,964
Indonesia - 0.2%
PT Gundang Garam Tbk	972,834	1,223,344
Italy - 5.2%
Banca Popolare di Milano Scarl (1)	41,285	618,783
Enel SpA (1)	108,225	1,232,983
Eni SpA (1)	96,439	3,414,078
Fiat SpA (1)	177,117	5,085,744
Fondiaria-Sai SpA (2)	11,605	596,966
Intesa Sanpaolo (1)	579,882	4,429,537
Marzotto SpA	3,222	17,250
Mediaset SpA (1)	345,600	3,705,761
Mediobanca SpA (1)	209,491	4,818,749
Saipem SpA (1)	100,900	3,141,625
UniCredito Italiano SpA	184,508	1,733,633

		28,795,109
Japan - 18.7%
AISIN SEIKI Co., Ltd.	8,000	270,173
Alpine Electronics, Inc.	3,800	57,047
Aozora Bank, Ltd.	118,000	434,380
BROTHER INDUSTRIES, Ltd.	43,000	573,804
Canon Inc.	112,050	6,592,261
Capcom, Co., Ltd.	5,600	105,604
Central Japan Railway Co.	462	4,745,275
Chugoku Bank, Ltd.	8,000	110,370
Credit Saison Co., Ltd.	131,320	3,765,873
Daiei, Inc. (1)(2)	62,500	670,707
Daimaru, Inc.	218,000	2,428,989
Diamond Lease Co., Ltd. (1)	4,300	205,990
Don Quijote Co., Ltd. (1)	95,200	1,873,492
East Japan Railway Co.	188	1,452,095
FamilyMart Co., Ltd.	3,400	86,606
Fanuc Ltd.	24,100	2,301,085
Fuji Heavy Industries Ltd.	163,000	783,525
FUJIFILM Holdings Corporation	2,200	91,109
Fujikura Ltd.	111,000	765,234
Furukawa Electric Co., Ltd.	319,000	1,764,067
Haseko Corp. (1)(2)	848,500	2,635,440
Hitachi Construction Machinery Co., Ltd.	17,400	581,906
HOYA CORPORATION	66,700	2,159,392
JFE Holdings, Inc. (1)	35,800	2,176,828
KDDI Corp.	608	5,195,727
Keyence Corp.	11,050	2,360,723
KOMATSU Ltd.	52,000	1,380,115
Komeri Co., Ltd.	89,100	2,379,417
KONICA MINOLTA HOLDINGS, Inc.	165,000	2,243,837
KUBOTA Corp.	173,000	1,448,537
LEOPALACE21 Corp.	34,700	1,169,022
Matsushita Electric Works, Ltd.	21,000	262,975
Mazda Motor Corp.	57,000	315,678
Mitsubishi Chemical Holdings Corp.	145,000	1,268,899
Mitsubishi Electric Corp.	55,000	502,999
Mizuho Financial Group, Inc.	595	4,209,491
NIKON Corp. (1)	92,000	2,328,348
Nippon Electric Glass Co., Ltd.	88,458	1,412,275
NIPPON MINING HOLDINGS Inc.	45,000	395,645
NIPPON OIL Corp.	38,000	322,859
Nippon Yakin Kogyo Co., Ltd.	103,500	1,240,809
Nissan Motor Co., Ltd. (1)	183,000	2,036,007
Nitori Co., Ltd.	43,350	2,026,800
Nomura Holdings, Inc.	80,400	1,644,996

Description	Shares	Value
Common Stocks (continued)

Japan (continued)
NTT Data Corp.	$120	$572,884
Pacific Management Corp.	74	149,581
Pacific Metals Co., Ltd.	22,000	413,065
Santen Pharmaceutical Co., Ltd.	3,400	85,768
Seiko Epson Corp.	8,400	242,958
Seven & I Holdings Co., Ltd.	87,040	2,517,509
SFCG Co., Ltd. (1)	7,880	1,495,711
SMC Corp.	18,300	2,303,665
Sojitz Corp.	241,300	1,048,872
SUMCO Corp.	51,200	2,465,341
Sumikin Bussan Corp.	26,000	109,170
Sumitomo Metal Industries, Ltd.	357,000	8,140,305
Sumitomo Mitsui Financial Group, Inc.	385	3,732,950
Suzuki Motor Corp. Ltd.	22,500	628,595
Tokyo Electric Power Company, Inc.	4,300	143,098
TOKYO TEKKO Co., Ltd.	4,000	24,684
TOYOTA BOSHOKU Corp.	37,677	944,247
Toyota Motor Corp.	41,800	2,507,313
Yahoo Japan Corp. (1)	5,040	1,726,935
Yamada Denki Co., Ltd.	30,100	2,834,396
Yamaha Motor Co., Ltd.	16,300	415,201
YAMATO KOGYO Co., Ltd.	4,100	146,886

		103,425,545
Luxembourg - 0.9%
Acergy SA	219,381	4,946,953
Malaysia - 0.3%
Resorts World Berhad	1,461,825	1,385,045
Mexico - 0.5%
America Movil SAB de C.V.	594,800	1,798,329
Grupo Mexico SAB de CV	61,900	367,037
Telefonos de Mexico SA de CV	171,700	345,814

		2,511,180
Netherlands - 5.4%
Aegon NV (1)	197,068	4,041,112
Heineken NV	61,391	3,576,782
Hunter Douglas NV	2,343	226,737
ING Groep NV	227,248	10,124,162
Koninklijke (Royal) Philips Electronics NV (1)	117,000	4,974,767
Koninklijke Ahold NV (2)	217,198	2,709,165
Randstad Holding NV	53,500	4,358,088

		30,010,813
New Zealand - 0.0%
Fletcher Building Ltd.	8,564	81,937
Norway - 2.5%
Aker ASA	1,660	108,857
Aker Kvaerner ASA (1)	184,600	4,529,948
Cermaq ASA (1)	5,051	86,680
Petroleum Geo-Services ASA (2)	199,400	5,008,845
Telenor ASA	208,600	4,055,338

		13,789,668
Russian Federation - 1.3%
Gazprom	54,232	1,979,468
GMK Norilsk Nickel, ADR	3,514	649,212
LUKOIL, ADR	41,294	3,105,309
Mobile TeleSystems	22,200	1,202,796
Surgutneftegaz	3,814	206,337

		7,143,122
Singapore - 0.6%
Chartered Semiconductor Manufacturing Ltd. (2)	975,000	809,631
Neptune Orient Lines Ltd.	59,000	174,369
SembCorp Industries Ltd.	38,000	136,655
Singapore Exchange Ltd.	88,000	428,665
Singapore Telecommunications Ltd.	886,602	2,028,970

		3,578,290
South Korea - 2.8%
CJ Home Shopping	11,036	773,162
Hana Financial Group, Inc.	42,160	2,135,719
Hanwha Chemical Corp.	3,570	75,032
Honam Petrochemical Corp.	696	75,391
Hyundai Motor Co.	20,240	1,433,249
Kookmin Bank, ADR	29,200	2,639,388
KT Corp.	37,850	1,807,238

Description	Shares	Value
Common Stocks (continued)

South Korea (continued)
POSCO	$2,612	$1,255,607
Samsung Electronics Co., Ltd.	8,123	4,683,989
SK Corp.	2,072	234,490
SK Telecom Co., Ltd.	701	152,621
Woori Finance Holdings Co., Ltd.	17,880	424,934

		15,690,820
Spain - 0.9%
Banco Bilbao Vizcaya Argentaria, SA	197,265	4,984,774
Sweden - 4.8%
Atlas Copco AB (1)	275,800	4,633,603
Boliden AB	24,750	513,285
Boliden AB - Red Shs (2)	24,750	42,744
Electrolux AB	149,000	3,746,857
JM AB	27,600	1,019,135
SAS AB (2)	4,300	95,702
Scania AB	20,400	501,200
Skandinaviska Enskilda Banken AB, Class A	66,600	2,189,713
Tele2 AB (1)	281,300	4,695,515
Volvo AB	430,020	9,011,315

		26,449,069
Switzerland - 5.2%
Geberit AG	4,350	760,042
Julius Baer Holding Ltd.	69,132	5,260,534
Nestle SA	11,272	4,389,895
Novartis AG-REG	68,084	3,827,224
Roche Holding AG	22,595	4,147,090
Swatch Group AG	4,180	1,197,894
Zurich Financial Services AG	29,850	9,133,155

		28,715,834
Taiwan - 0.8%
Advanced Semiconductor Engineering, Inc. (2)	204,000	234,635
Powerchip Semiconductor Corp.	1,871,000	1,112,797
Taishin Financial Holdings Co., Ltd.	2,561,000	1,259,629
Taiwan Semiconductor Manufacturing Co., Ltd.	863,103	1,781,668

		4,388,729
Thailand - 0.9%
Advanced Info Service Public Company Ltd.	520,621	1,352,848
Bangkok Bank PCL	544,500	1,823,646
PTT Exploration and Production Public Co., Ltd.	602,940	1,810,474

		4,986,968
Turkey - 0.8%
Dogan Sirketler Grubu Holding AS	604,441	1,321,281
Eregli Demir ve Celik Fabrikalari AS	186,250	1,187,477
Koc Holding AS	0	2
Tofas Turk Otomobil Fabrikasi	32,374	154,805
Tupras-Turkiye Petrol Rafinerileri AS	44,668	1,059,488
Turk Hava Yollari Anonim Ortakligi	12,121	77,280
Turkcell Iletisim Hizmetleri	0	3
Turkcell Iletisim Hizmetleri AS	23,800	396,270
Vestel Elektronik Sanayi ve Ticaret AS	23,444	62,636

		4,259,242
United Kingdom - 13.4%
Antofagasta PLC	377,265	4,164,650
Ashtead Group PLC	66,653	212,817
AstraZeneca PLC	150,281	7,992,768
Barclays PLC	247,500	3,538,340
Barratt Developments PLC	28,617	618,210
BHP Billiton PLC	26,323	641,103
British American Tobacco PLC	58,612	1,985,746
British Land Company PLC	50,924	1,459,077
British Sky Broadcasting Group PLC	374,400	4,892,906
BT Group PLC	1,483,305	9,677,719
Capita Group PLC	38,410	563,572
Diageo PLC	222,850	4,752,427
Drax Group PLC	14,385	228,012
easyJet Plc (2)	27,266	306,930
IMI PLC	22,232	265,670
Imperial Tobacco Group PLC	42,626	1,843,378
Kazakhmys PLC	26,964	693,021
Land Securities Group PLC	38,983	1,502,122
Man Group PLC	117,187	1,365,567
Michael Page International PLC	14,497	163,765
National Grid PLC	207,682	3,219,940

Description	Shares or Principal Amount	Value
Common Stocks (continued)

United Kingdom (continued)
Next PLC	29,806	$1,303,727
Prudential PLC	240,900	3,608,551
Royal Dutch Shell PLC, Class A	374,269	13,934,547
WPP Group PLC	120,087	1,776,248
Xstrata PLC	60,000	3,447,750

		74,158,563
United States - 0.0%
Eurocastle Investment Ltd.	3,933	210,518

Total Common Stocks (identified cost $441,320,926)		538,998,998

Short-Term Investments - 16.1%

Collateral Pool Investment for Securities on Loan - 14.7%
(See Note 2 of the Schedule of Investments)		81,243,815

Repurchase Agreement - 1.4%
Agreement with IBT Corp., 4.500%, dated 5/31/2007, to be repurchased at $7,793,348 on 6/1/2007, collateralized by various U.S. Government Agency Obligations with various maturities to 11/25/2026, with a market value of $8,181,992 (at amortized cost)	$7,792,374	7,792,374

Total Short-Term Investments (identified cost $89,036,189)		89,036,189

Total Investments - 113.5% (identified cost $530,357,115)		628,035,187
Other Assets and Liabilities - (13.5)%		(74,807,476)

Total Net Assets - 100.0%		$553,227,711

Marshall International Stock Fund

Industry Division

May 31, 2007

(Unaudited)

Industry	Market Value	% of Total Net Assets
Advertising	$1,776,248	0.3%
Airlines	15,886,987	2.9
Automobiles	14,660,535	2.7
Beverages	8,329,209	1.5
Chemicals	6,025,625	1.1
Commercial Banks	75,263,883	13.6
Commercial Services	5,298,243	1.0
Computers	3,991,573	0.7
Cosmetics	206,327	0.0
Distribution/Wholesale	1,400,669	0.3
Diversified Financial Services	16,709,230	3.0
Diversified Holding Companies	15,685,665	2.8
Diversified Manufacturing	9,066,957	1.6
Electronics	21,638,380	3.9
Engineering & Construction	12,427,021	2.2
Entertainment	1,266,067	0.2
Food & Staple Retailing	16,684,505	3.0
Home Furnishings	4,093,276	0.7
Insurance	38,741,691	7.0
Leisure Time	415,201	0.1
Lodging	5,216,273	0.9
Machinery	36,992,081	6.7
Media	12,287,934	2.2
Metals & Mining	43,902,737	7.9
Office & Business Equipment	6,835,218	1.2
Oil & Gas	44,579,192	8.1
Pharmaceuticals	23,652,866	4.3
REITS	3,171,717	0.6
Real Estate	8,696,577	1.6
Retail	18,092,698	3.3
Semiconductor Equipment & Products	11,088,061	2.0
Software	5,148,059	0.9
Telecommunications	37,986,616	6.9
Textiles	17,250	0.0
Tobacco	5,052,468	0.9
Transportation	6,711,959	1.2

Total Common Stocks	538,998,998	97.4
Investment for Collateral Pool for Securities on Loan	81,243,815	14.7
Repurchase Agreement	7,792,374	1.4

Total Investments	628,035,187	113.5
Other Assets & Liabilities	(74,807,476)	(13.5)

Total Net Assets	$553,227,711	100.0%

Marshall Government Income Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2007

(Unaudited)

Description	Principal Amount	Value
Asset-Backed Securities - 1.3%

Federal Home Loan Mortgage Corporation - 0.2%
5.580%, 8/25/2031, (Series T-32-A1) (4) (5)	$1,061,962	$1,067,190
Other Financial - 1.1%
Countrywide Asset-Backed Certificates 2007-QH2, Class A1, 5.560%, 4/25/2037 (4) (7)	5,000,000	5,000,000
Green Tree Home Improvement Loan Trust 1998-B, Class HEB1, 7.810%, 11/15/2029 (5)	1,968,686	1,972,399
Structured Asset Securities Corp. Trust 2004-16XS, Class A2, 4.910%, 8/25/2034 (4) (5)	481,764	480,026

		7,452,425
Total Asset-Backed Securities (identified cost $8,516,480)		8,519,615
Collateralized Mortgage Obligations - 21.6%
Federal Home Loan Mortgage Corporation - 4.7%
5.000%, 10/15/2029, (Series 2745-AY) (5)	5,000,000	4,865,560
5.000%, 10/15/2031, REMIC (Series 2543-LN) (5)	3,993,942	3,924,827
5.000%, 5/15/2033, REMIC (Series 2791-BL) (5)	2,392,726	2,317,465
5.000%, 10/15/2034, REMIC (Series 2876-DQ)	517,752	515,076
5.000%, 4/15/2035, REMIC (Series 2963-ED)	1,504,158	1,405,929
5.500%, 10/15/2035, (Series 3058-WC) (5)	3,037,507	3,037,975
5.670%, 6/15/2025, (Series 2993-TF) (4) (5)	9,690,068	9,696,463
6.000%, 6/29/2037, (Series CG-983) (6)	5,000,000	4,989,062
6.500%, 10/15/2016, REMIC (Series 1702-PK) (5)	1,001,659	1,001,842

		31,754,199
Federal National Mortgage Association - 1.5%
4.000%, 10/25/2032, REMIC (Series 2003-28-GA)	462,047	434,718
5.000%, 10/25/2016, REMIC (Series 2003-16-PD) (5)	5,000,000	4,915,335
5.500%, 11/25/2035, (Series 2005-100-DA)	1,870,807	1,857,169
5.570%, 1/25/2031, REMIC (Series 2001-25-FA) (4) (5)	2,502,390	2,507,419

		9,714,641
Other Financial - 15.4%
Banc of America Funding Corp., Class 1A3, (Series 2007-C), 5.763%, 5/20/2036 (4) (5)	7,891,511	7,882,317
Chase Mortgage Financial Corp., Class 11A1, (Series 2007-A1), 5.686%, 3/25/2037 (4) (5)	13,311,729	13,285,692
Countrywide Home Loans, (Series 2003-J1-1A8), 5.750%, 3/25/2033 (5)	1,437,402	1,431,518
Credit Suisse Mortgage Capital Certificate, Class A1, (Series 2006-TF2A), 5.420%, 10/15/2021 (4) (5) (7)	4,967,299	4,972,922
Greenwich Capital Commercial Funding Corp., Class A1, (Series 2006-FL4A), 5.410%, 11/5/2021 (4) (5) (7)	3,890,693	3,895,054
GSR Mortgage Loan Trust, Class 2A8, (Series 2005-5F), 5.500%, 6/25/2035 (5)	6,000,000	5,834,484
JP Morgan Alternative Loan Trust, Class 12A1, (Series 2007-A2), 5.520%, 6/25/2037 (4) (5)	12,000,000	12,000,000
JP Morgan Mortgage Trust, Class 2A1, (Series 2007-A2), 5.723%, 4/25/2037 (4) (5)	11,415,046	11,371,361
JP Morgan Mortgage Trust, Class 4A1, (Series 2007-A2), 6.060%, 4/25/2037 (4) (5)	5,890,990	5,863,897
JP Morgan Mortgage Trust, Class 4A1M, (Series 2007-A2), 5.810%, 4/25/2037 (4) (5)	8,805,058	8,744,233
Master Asset Securitization Trust, REMIC (Series 2004-3-4A5), 5.000%, 3/25/2034 (5)	15,215,000	14,840,636
Residential Accredit Loans, Inc., Class A5, (Series 2003-QR24), 4.000%, 7/25/2033 (5)	1,982,764	1,893,008
Structured Asset Securities Corporation, (Series 2003-21-2A2), 5.250%, 8/25/2033 (5)	3,908,784	3,794,601
Thornburg Mortgage Securities Trust, Class A2B, (Series 2007-1), 5.420%, 3/25/2037 (4) (5)	7,865,282	7,858,605

		103,668,328

Total Collateralized Mortgage Obligations (identified cost $146,579,138)		145,137,168
Corporate Bonds & Notes - 7.3%
Banks - 0.7%
Suntrust Bank, 5.355%, 4/21/2008 (4) (5)	5,000,000	5,004,610
Broker/Dealers - 2.4%
Bear Stearns Co., Inc., 5.546%, 2/1/2012 (4) (5)	6,000,000	5,996,100
Goldman Sachs Group, Inc., (Series MTN), 5.440%, 11/16/2009 (4) (5)	5,000,000	5,006,520
Goldman Sachs Group, Inc., (Series MTNB), 5.440%, 12/22/2008 (4) (5)	5,000,000	5,007,925

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)
		$16,010,545
Financial Services - 2.2%
Countrywide Home Loans, (Series MTN), 5.520%, 2/27/2008 (4) (5)	$5,000,000	5,001,745
John Deere Capital Corp., (Series MTN), 5.406%, 4/15/2008 (4) (5)	5,000,000	5,003,520
SLM Corp., Note, (Series MTNA), 5.495%, 7/27/2009 (4) (5)	5,000,000	4,923,380

		14,928,645
Insurance - 0.5%
HSB Capital I, Company Guarantee, (Series B), 6.266%, 7/15/2027 (4)	3,000,000	3,015,321
Multimedia - 0.8%
Time Warner, Inc., 5.590%, 11/13/2009 (4) (5)	5,000,000	5,012,425
Real Estate - 0.7%
iStar Financial, Inc., 5.738%, 3/3/2008 (4) (5)	5,000,000	5,009,540
Total Corporate Bonds & Notes (identified cost $48,984,026)		48,981,086

Government Agencies - 4.5%
Federal Home Loan Bank - 1.5%
5.300%, 5/26/2009 (5)	10,000,000	9,994,190
Federal Home Loan Mortgage Corporation - 1.5%
5.125%, 2/27/2008 (5)	10,000,000	9,987,000
Federal National Mortgage Association - 1.5%
5.000%, 2/27/2008 (5)	10,000,000	9,986,287

Total Government Agencies (identified cost $29,969,987)		29,967,477

Mortgage-Backed Securities - 65.6%
Federal Home Loan Mortgage Corporation - 3.0%
5.000%, 8/1/2014 (5)	3,136,922	3,073,330
5.000%, 5/1/2021	3,849,566	3,755,756
5.000%, 10/1/2033	3,381,592	3,228,183
5.500%, 11/1/2018 (5)	4,018,152	4,000,765
5.500%, 10/1/2021	4,526,301	4,493,720
6.500%, 9/1/2016	254,148	260,164
7.000%, 11/1/2009	94,859	95,236
7.500%, 9/1/2013	91,447	95,875
7.500%, 4/1/2024	277,514	290,771
7.500%, 4/1/2027	144,508	151,465
8.000%, 8/1/2030	180,826	191,007
8.500%, 9/1/2024	147,620	158,443
9.000%, 6/1/2019	235,570	251,621
9.500%, 2/1/2025	178,507	193,145

		20,239,481
Federal National Mortgage Association - 60.2%
5.000%, 5/1/2018	2,624,451	2,565,737
5.000%, 5/1/2020	5,147,325	5,018,745
5.000%, 7/1/2035	4,858,956	4,624,987
5.000%, 2/1/2036 (1)	6,344,816	6,039,300
5.000%, 12/1/2036	33,194,649	31,596,260
5.210%, 6/21/2007 (1) (4) (5)	10,000,000	10,000,030
5.500%, 8/1/2021	18,209,702	18,073,494
5.500%, 1/1/2023	2,852,897	2,809,553
5.500%, 10/1/2024	3,303,940	3,251,645
5.500%, 2/1/2033	1,813,089	1,775,668
5.500%, 6/1/2035	5,828,964	5,692,194
5.500%, 8/1/2036	3,790,860	3,701,911
5.500%, 11/1/2036	26,792,764	26,176,852
5.500%, 12/1/2036	19,428,342	18,981,723
5.500%, 6/12/2037 (6)	155,000,000	151,342,930
6.000%, 9/1/2013 (5)	1,052,560	1,065,256
6.000%, 10/1/2016	649,918	657,572
6.000%, 9/1/2021	5,952,419	6,014,967
6.000%, 6/12/2037 (6)	95,000,000	94,896,070
6.500%, 9/1/2016	400,579	410,310
6.500%, 9/1/2016 (5)	801,164	820,625
6.500%, 8/1/2030	4,317,176	4,434,046
6.500%, 12/1/2031	264,057	270,874
7.000%, 12/1/2010 (5)	175,195	175,650

Description	Principal Amount	Value
Mortgage-Backed Securities (continued)

Federal National Mortgage Association (continued)
7.000%, 3/1/2029	$370,626	$386,352
7.000%, 7/1/2029 (5)	970,946	1,012,144
7.000%, 2/1/2030 (5)	840,791	876,466
7.500%, 12/1/2009 (5)	383,516	387,865
7.500%, 10/1/2030	164,475	172,091
8.000%, 10/1/2028 (5)	1,331,897	1,410,143
8.000%, 4/1/2030	286,957	302,958

		404,944,418
Government National Mortgage Association - 2.4%
5.000%, 4/15/2034	2,189,234	2,104,342
5.500%, 9/15/2033 (1)	5,413,675	5,329,899
6.000%, 12/20/2033 (1)	6,010,903	6,051,874
6.500%, 9/15/2032	924,508	950,438
7.000%, 6/15/2029	565,148	591,226
7.000%, 8/15/2031	240,368	251,350
8.500%, 6/15/2010	191,237	195,743
9.000%, 11/15/2009 (5)	256,564	259,895
9.000%, 1/15/2010	91,906	93,471
9.500%, 10/15/2024	96,870	105,448

		15,933,686
Total Mortgage-Backed Securities (identified cost $446,472,753)		441,117,585
U.S. Treasury Bonds & Notes - 18.4%
3.625%, 6/30/2007 (5)	20,000,000	19,981,260
4.000%, 8/31/2007 (5)	10,000,000	9,981,260
4.375%, 1/31/2008 (5)	25,000,000	24,917,975
4.375%, 11/15/2008 (1)	20,000,000	19,828,140
4.500%, 5/15/2010	25,000,000	24,753,925
4.500%, 5/15/2017 (1)	25,000,000	24,242,200

Total U.S. Treasury Bonds & Notes (identified cost $123,968,266)		123,704,760

Short-Term Investments - 28.7%

Collateral Pool Investment for Securities on Loan - 10.0% (See Note 2 to the Schedule of Investments)		67,435,337

Repurchase Agreement - 18.7% Agreement with Morgan Stanley & Co., Inc., 5.250%, dated 5/31/2007 to be repurchased at $125,424,263 on 6/1/2007, collateralized by U.S. Government Agency Obligations with various maturities to 4/4/2036, with a market value of $127,935,718 (at amortized cost)	125,405,974	125,405,974

Total Short-Term Investments (identified cost $192,841,311)		192,841,311

Total Investments - 147.4% (identified cost $997,331,961)		990,269,002
Other Assets and Liabilities - (47.4)%		(318,488,570)

Total Net Assets - 100.0%		$671,780,432

Marshall Short-Intermediate Bond Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2007

(Unaudited)

Description	Principal Amount	Value
Asset-Backed Securities - 0.4%

Other Financial - 0.4%
Green Tree Home Improvement Loan Trust 1998-B, Class HEB1, 7.810%, 11/15/2029	$2,296,800	$2,301,132
Structured Asset Securities Corp. Trust 2004-16XS, Class A2, 4.910%, 8/25/2034 (4)	481,763	480,026

Total Asset-Backed Securities (identified cost $2,783,798)		2,781,158

Collateralized Mortgage Obligations - 10.5%

Federal Home Loan Mortgage Corporation - 1.9%
5.000%, 10/15/2029, (Series 2745-AY)	605,000	588,733
5.500%, 7/15/2032, (Series 2686-MH)	10,000,000	9,824,940
5.500%, 10/15/2035, (Series 3058-WC)	3,543,758	3,544,304

		13,957,977

Federal National Mortgage Association - 0.2%
5.500%, 11/25/2035, (Series 2005-100-DA)	1,870,807	1,857,169
Other Financial - 8.4%
Banc of America Funding Corp., Class 1A3, (Series 2007-C), 5.763%, 5/20/2036 (4)	8,877,950	8,867,607
Chase Mortgage Financial Corp., Class 11A1, (Series 2007-A1), 5.686%, 3/25/2037 (4) (5)	15,213,323	15,183,566
CS First Boston Mortgage Securities Corp. 2003-11, Class 1A3, 4.500%, 6/25/2033	1,664,384	1,646,465
GSR Mortgage Loan Trust, Class 2A8, (Series 2005-5F), 5.500%, 6/25/2035 (5)	4,000,000	3,889,656
JP Morgan Alternative Loan Trust, Class 12A1, (Series 2007-A2), 5.520%, 6/25/2037 (4)	8,000,000	8,000,000
JP Morgan Mortgage Trust, Class 2A1, (Series 2007-A2), 5.732%, 4/25/2037 (4) (5)	7,610,031	7,580,907
JP Morgan Mortgage Trust, Class 4A1, (Series 2007-A2), 6.063%, 4/25/2037 (4)	6,872,822	6,841,214
JP Morgan Mortgage Trust, Class 4A1M, (Series 2007-A2), 5.813%, 4/25/2037 (4)	8,805,058	8,744,233
Prudential Home Mortgage Securities, Class 2B, (Series 1993-H), 6.980%, 9/28/2008 (4) (7)	15,204	15,117
Residential Accredit Loans, Inc., Class A5, (Series 2003-QR24), 4.000%, 7/25/2033	1,982,764	1,893,008

		62,661,773

Total Collateralized Mortgage Obligations (identified cost $79,239,936)		78,476,919

Corporate Bonds & Notes - 32.1%

Automotive & Related - 1.6%
DaimlerChrysler North America Holding Corp., Company Guarantee, 4.050%, 6/4/2008	7,000,000	6,904,443
Ford Motor Credit Co., Sr. Note, 4.950%, 1/15/2008	5,000,000	4,959,065

		11,863,508
Banks - 6.2%
Citicorp, Sub. Note, (Series MTNF), 6.375%, 11/15/2008	7,000,000	7,097,874
HBOS Treasury Services PLC, 5.625%, 7/20/2009 (7)	15,000,000	15,081,675
NationsBank Corp., Sub. Note, 7.800%, 9/15/2016	2,000,000	2,299,350
Suntrust Bank, 5.355%, 4/21/2008 (4) (5)	5,000,000	5,004,610
U.S. Bank NA, Sr. Note, (Series BKNT), 4.400%, 8/15/2008 (5)	10,000,000	9,863,010
UBS Preferred Funding Trust, 8.622%, 10/1/2049 (4)	7,000,000	7,638,050

		46,984,569
Beverages & Foods - 1.1%
General Mills, Inc., Note, 3.875%, 11/30/2007 (5)	5,000,000	4,963,695
Safeway, Inc., 5.698%, 3/27/2009 (4) (5)	3,000,000	3,006,768

		7,970,463
Broker/Dealers - 4.2%
Bear Stearns Co., Inc., 3.250%, 3/25/2009 (1)	10,000,000	9,641,160
Bear Stearns Co., Inc., 5.350%, 2/1/2012	5,000,000	4,959,875
Morgan Stanley, 3.875%, 1/15/2009, 3.875% (1)	10,000,000	9,774,420
Morgan Stanley, Sr. Note, (Series MTNF), 5.484%, 1/18/2008 (4) (5)	7,000,000	7,006,272

		31,381,727
Construction Equipment - 1.1%
CRH America, Inc., 6.000%, 9/30/2016	4,000,000	4,018,004
CRH America, Inc., Note, 6.950%, 3/15/2012	4,000,000	4,198,432

		8,216,436

Description	Principal Amount	Value
Corporate Bonds & Notes - (continued)

Corporate - Other - 0.7%
Core Investment Grade Trust, Pass-Thru Certificate, 4.642%, 11/30/2007 (5)	$5,303,705	$5,282,331
Domestic & International Oil - 0.3%
Occidental Petroleum Corp., Note, 4.000%, 11/30/2007	2,500,000	2,484,270
Electrical Equipment - 0.7%
General Electric Co., Note, 5.000%, 2/1/2013	5,000,000	4,894,050
Financial Services - 6.0%
American General Finance Corp., Note, (Series G), 5.375%, 10/1/2012 (1)	2,500,000	2,476,650
General Electric Capital Corp., Note, 5.388%, 3/4/2008 (4) (5)	4,000,000	4,004,052
General Electric Capital Corp., Note, 5.400%, 2/15/2017	8,000,000	7,863,648
General Electric Capital Corp., Note, 6.000%, 6/15/2012	5,000,000	5,115,645
John Deere Capital Corp., Note, (Series MTND), 4.400%, 7/15/2009	6,000,000	5,883,528
National Rural Utilities Cooperative Finance Corp., Collateral Trust, 3.875%, 2/15/2008	4,000,000	3,954,448
Residential Capital Corp., 6.500%, 4/17/2013 (1)	4,000,000	3,958,212
Residential Capital Corp., Unsecured, 6.725%, 6/29/2007 (4) (5)	7,000,000	7,002,422
SLM Corp., Note, (Series MTNA), 5.495%, 7/27/2009 (4) (5)	5,000,000	4,923,380

		45,181,985
Home Builders - 1.1%
Centex Corp., Note, (Series MTN), 5.606%, 8/1/2007 (4) (5)	8,000,000	8,002,520
Insurance - 2.8%
AIG SunAmerica Global Financial, Bond, (Series 144A), 5.850%, 8/1/2008 (5) (7)	7,000,000	7,035,490
GE Global Insurance Holding, Note, 7.500%, 6/15/2010	4,825,000	5,091,244
HSB Capital I, Company Guarantee, (Series B), 6.266%, 7/15/2027 (4)	4,000,000	4,020,428
Prudential Funding Corp., Note, (Series MTN), 6.600%, 5/15/2008 (7)	5,000,000	5,046,985

		21,194,147
Leasing - 0.3%
International Lease Finance Corp., Note, 4.500%, 5/1/2008	2,000,000	1,980,826
Media - 0.8%
Comcast Corp., Company Guarantee, 4.950%, 6/15/2016	6,000,000	5,614,500
Multimedia - 1.3%
Time Warner Cable, Inc., 5.400%, 07/02/2012 (1) (7)	5,000,000	4,946,570
Time Warner, Inc., 5.590%, 11/13/2009 (4) (5)	5,000,000	5,012,425

		9,958,995
Real Estate - 2.1%
ERP Operating LP, 5.750%, 06/15/2017	10,000,000	9,921,100
iStar Financial, Inc., 5.850%, 3/15/2017 (1)	6,000,000	5,879,208

		15,800,308
Short-Term Business Credit - 0.7%
CIT Group, Inc., Sr. Note, 3.650%, 11/23/2007 (5)	5,000,000	4,958,875
Telecommunications - 1.1%
Verizon Communications Inc., 5.500%, 04/01/2017 (1)	5,000,000	4,889,520
Verizon Communications Inc., 6.250%, 04/01/2037 (1)	3,000,000	2,955,798

		7,845,318

Total Corporate Bonds & Notes (identified cost $241,221,792)		239,614,828

Government Agencies - 8.7%

Federal Home Loan Bank - 2.0%
5.300%, 5/26/2009 (1)	10,000,000	9,994,190
5.430%, 11/17/2008 (1)	5,000,000	5,014,025

		15,008,215
Federal Home Loan Mortgage Corporation - 3.4%
5.000%, 7/15/2014 (1)	10,000,000	9,902,850
5.125%, 2/27/2008 (1)	15,000,000	14,980,500

		24,883,350
Federal National Mortgage Association - 3.3%
5.000%, 2/27/2008 (1)	15,000,000	14,978,799
5.125%, 1/2/2014 (1)	10,000,000	9,859,150

		24,837,949

Total Government Agencies (identified cost $64,807,709)		64,729,514

Mortgage-Backed Securities - 25.9%

Federal Home Loan Mortgage Corporation - 1.4%
5.500%, 10/1/2021	2,694,597	2,675,282

Description	Principal Amount	Value

Mortgage-Backed Securities (continued)

5.500%, 10/1/2021	$4,526,301	$4,493,720
6.000%, 10/1/2021	2,725,354	2,753,080
7.500%, 2/1/2031	400,735	419,053
7.500%, 6/1/2031	118,638	123,972

		10,465,107
Federal National Mortgage Association - 24.4%
5.000%, 8/1/2020	20,835,309	20,325,406
5.000%, 7/1/2035	2,394,632	2,279,326
5.500%, 11/1/2018	9,178,915	9,130,514
5.500%, 7/1/2020	3,790,302	3,763,676
5.500%, 8/1/2021	19,666,479	19,519,373
5.500%, 12/1/2036	29,142,513	28,472,585
5.500%, 6/12/2037 (6)	20,000,000	19,528,120
6.000%, 9/1/2021	7,977,438	8,061,265
6.000%, 6/12/2037 (6)	70,000,000	69,923,419
6.500%, 10/1/2031	744,968	764,201
7.000%, 12/1/2015	578,438	595,932

		182,363,817
Government National Mortgage Association - 0.1%
7.000%, 3/15/2032	390,175	408,102

Total Mortgage-Backed Securities (identified cost $195,534,391)		193,237,026
U.S. Treasury Bonds & Notes - 10.7%
4.000%, 2/15/2015	25,000,000	23,578,150
4.500%, 2/15/2009 (1)	32,000,000	31,765,024
4.500% 03/31/2009	25,000,000	24,814,475

Total U.S. Treasury Bonds & Notes (identified cost $80,301,632)		80,157,649

Short-Term Investments - 45.1%

Collateral Pool Investment for Securities on Loan - 20.5%
(See Note 2 of the Schedule of Investments)		153,069,632

Repurchase Agreement - 24.6%
Agreement with Morgan Stanley & Co., Inc., 5.250%, dated 5/31/2007, to be repurchased at $182,909,215 on 6/1/2007, collateralized by U.S. Government Agency Obligations with various maturities to 8/08/2007, with a market value of $186,554,393 (at amortized cost)	182,882,544	182,882,544

Total Short-Term Investments (identified cost $335,952,176)		335,952,176

Total Investments - 133.4% (identified cost $999,841,434)		994,949,270
Other Assets and Liabilities - (33.4)%		(249,238,657)

Total Net Assets - 100.0%		$745,710,613

Marshall Intermediate Tax-Free Fund

SCHEDULE OF INVESTMENTS –

As of May 31, 2007

(Unaudited)

Description/Credit Ratings (9)	Principal Amount	Value
Municipals - 98.8%

Arizona - 2.5%
Maricopa County, AZ, School District No. 28 Kyrene Elementary, (Series 2001 A), GO UT, 5.000%, (MBIA Insurance Corp.)/(Original Issue Yield: 4.59%), 7/1/2013 NR/Aaa	$1,385,000	$1,468,931
Phoenix, AZ, Civic Improvement Corp., Jr. Lien Water System Revenue Refunding Construction Bonds, 5.250%, (FGIC)/(Original Issue Yield: 4.69%), 7/1/2016 AAA/Aaa	500,000	548,345

		2,017,276
Arkansas - 0.3%
Arkansas Development Finance Authority, State Agency Facilities Construction Bonds, Revenue Department Building Commission Project, (Series 1997), Revenue Bonds, 5.000%, (AMBAC INS)/(Original Issue Yield: 5.055%), 7/1/2020 AAA/Aaa; Call Date 7/1/2007	270,000	272,768
California - 2.6%
State of California, GO UT Refunding Bonds, 5.000%, (Original Issue Yield: 3.72%), 9/1/2012 A+/A1	2,000,000	2,104,180
Colorado - 5.7%
Eagle, Garfield & Routt Counties, CO, School District No. RE 50J, GO UT Refunding Bonds, 4.750%, (FSA State Aid Withholding)/(Original Issue Yield: 3.88%), 12/1/2018 AAA/Aaa	1,000,000	1,060,020
El Paso County, CO, School District No. 49 Falcon, GO UT, (Series 2002), 5.750%, (FGIC State Aid Withholding)/(Original Issue Yield: 4.75%), 12/1/2013 AAA/Aaa; Call Date 12/1/2011	1,875,000	2,022,975
University of Northern Colorado, Auxiliary Facilities System Revenue Refunding & Improvement Bonds (Series 2005), 5.000%, (FSA Insurance Corp.)/(Original Issue Yield: 3.88%), 6/1/2017 AAA/Aaa; Call Date 6/1/2015	1,445,000	1,543,997

		4,626,992
Florida - 4.5%
Lee County, FL, Transportation Facilities, Sanibel Bridges & Causeway Project, (Series 2005 B), Revenue Bonds, 5.000%, (CIFG)/(Original Issue Yield: 3.95%), 10/1/2018 AAA/Aaa; Call Date 10/1/2015	1,525,000	1,615,341
State of Florida Board of Education, Lottery Revenue Bonds, (Series 2002 A), 5.000%, (FGIC)/(Original Issue Yield: 5.06%), 7/1/2019 AAA/Aaa; Call Date 7/1/2012	2,000,000	2,092,540

		3,707,881
Georgia - 2.9%
Coweta County, GA, Water & Sewer Authority Revenue Refunding Bonds, 5.000%, (FSA Insurance Corp.)/(Original Issue Yield: 3.79%), 6/1/2017 NR/Aaa	1,200,000	1,296,984
Georgia Municipal Electric Authority, Project One Subordinated Revenue Bonds, (Series 1998 A), 5.250%, (MBIA Insurance Corp.)/(Original Issue Yield: 4.70%), 1/1/2014 AAA/Aaa	1,000,000	1,076,970

		2,373,954
Illinois - 3.6%
Kendall, Kane & Will Counties, IL, Community Unit School District No. 308, GO UT, (Series 2004), 5.250%, (FSA Insurance Corp.)/(Original Issue Yield: 4.38%), 10/1/2016 NR/Aaa; Call Date 10/1/2014	1,125,000	1,217,149
Streamwood Park District, IL, GO Ltd., (Series 2006 B), 4.875%, (Original Issue Yield: 3.87%), 12/1/2008	620,000	627,316

Description/Credit Ratings (9)	Principal Amount	Value
Municipals (continued)

University of Illinois, Auxiliary Facilities System Revenue Refunding Bonds, (Series 2001 A), 5.250%, (AMBAC INS)/(Original Issue Yield: 4.53%), 4/1/2013 AAA/Aaa	$1,060,000	$1,132,695

		2,977,160
Iowa - 3.7%
Iowa Finance Authority, Solid Waste Disposal Revenue Bonds, (Series 1997), (IPSCO Project), 6.000%, 6/1/2027, (Mandatory Tender 6/1/2007) NR; Call Date 6/1/2007 (10)	3,000,000	3,000,000
Kentucky - 2.6%
Kentucky State Property & Building Commission Revenue Refunding Bonds, 5.000%, (MBIA)/(Original Issue Yield: 3.95%), 8/1/2018 AAA/Aaa	2,000,000	2,161,620
Louisiana - 2.6%
Louisiana State University Agricultural and Mechanical College Auxiliary Board Revenue Refunding Bonds, (Series 2005 A), 5.000%, (AMBAC INS)/(Original Issue Yield: 3.76%), 7/1/2015 AAA/Aaa	1,000,000	1,069,090
State of Louisiana, GO UT Match Bonds, (Series 2006 B), 5.000%, (CIFG INS)/(Original Issue Yield: 4.38%), 7/15/2017 AAA/Aaa; Call Date 7/15/2016	1,000,000	1,070,170

		2,139,260
Michigan - 5.0%
Detroit, MI, City School District, School Building & Site Improvement Bonds (Series 1998 B), GO UT, 5.000%, (FGIC Q-SBLF)/(Original Issue Yield: 4.50%), 5/1/2009 AAA/Aaa	2,000,000	2,045,500
Michigan State Strategic Fund, Ltd., Oblig. Revenue Refunding Bonds, (OBG-DOW Chemical Project), (Series 2003), 4.600%, (Original Issue Yield: 4.599%), 6/1/2014 A-/A-2/A3/P-2	2,000,000	2,009,000

		4,054,500
Minnesota - 2.6%
Minneapolis/St. Paul, MN, Metropolitan Airports, Commission Airport Revenue Bonds, (Series 2001 B), (AMT), 5.500%, (FGIC)/(Original Issue Yield: 4.75%), 1/1/2011 AAA/Aaa (10)	2,000,000	2,100,920
Mississippi - 1.3%
Rankin County, MS, School District, GO UT Refunding Bonds, 5.000%, (FSA INS)/(Original Issue Yield: 3.98%), 10/1/2014 AAA/Aaa	1,000,000	1,067,460
Missouri - 1.3%
City of Riverside, MO, Riverside Horizons Infrastructure Project, Industrial Development Revenue Bonds, (Series 2007A), 5.000%, (ACA INS)/(Original Issues Yield: 4.575%), 05/01/2027 A/NR; Call Date 05/01/2017	1,000,000	1,025,890
Nevada - 2.5%
Clark County, NV, School District, GO Ltd., Building & Refunding Bonds, (Series 2001 D), 5.250%, (FGIC)/(Original Issue Yield: 4.48%), 6/15/2014 AAA/Aaa; Call Date 6/15/2011	1,880,000	2,027,486
New Jersey - 1.5%
New Jersey State Transportation Trust Fund Authority Transportation Systems Bonds, (Series 2003 C), 5.000%, (Original Issue Yield: 3.86%), 6/15/2012 AA-/Aaa	1,200,000	1,261,404
New Mexico - 1.3%
New Mexico State Highway Commission, Senior Subordinate Lien Tax Revenue Bonds, (Series 1999), 6.000%, (Original Issue Yield: 5.37%), 6/15/2010 (Prerefunded 6/15/2009), AA+/Aa2; Call Date 6/15/2009	1,000,000	1,043,130

Description/Credit Ratings (9)	Principal Amount	Value
Municipals (continued)

New York - 8.6%
Metropolitan Transit Authority, NY, Transportation Revenue Bonds, (Series 2005 A), 5.500%, (AMBAC INS)/(Original Issue Yield: 3.61%), 11/15/2016 AAA/Aaa	$1,500,000	$1,683,015
New York, NY, GO UT, (Series C), 5.500%, (FGIC-TCRS)/(Original Issue Yield: 4.80%), 8/1/2015 AAA/Aaa; Call Date 2/1/2013	2,000,000	2,158,800
Oswego County, NY, GO UT, 6.700%, (Original Issue Yield: 6.80%), 6/15/2010 (Econ Defeased to Maturity), NR/A3	1,100,000	1,191,388
Oswego County, NY, GO UT, 6.700%, (Original Issue Yield: 6.80%), 6/15/2011 (Econ Defeased to Maturity), NR/A3	1,100,000	1,218,514
White Plains, NY, GO UT, Public Improvement Revenue Refunding Bonds, (Series B), 3.500%, (Original Issue Yield: 2.66%), 1/15/2008 Aa1/NR	820,000	818,696

		7,070,413
North Dakota - 5.8%
Fargo, ND, Health System Revenue Bonds, (Meritcare), (Series 2000 A), 5.750%, (FSA Insurance Corp.)/(Original Issue Yield: 5.30%), 6/1/2012 AAA/Aaa; Call Date 6/1/2010	2,940,000	3,113,960
North Dakota State Water Commission, Water Development and Management Program Revenue Bonds, (Series 2000 A), 6.000%, (MBIA Insurance Corp.)/(Original Issue Yield: 5.39%), 8/1/2011 (Prerefunded 8/1/2010) AAA/Aaa; Call Date 8/1/2010	1,545,000	1,645,085

		4,759,045
Ohio - 7.3%
Butler County, OH, Sewer System Refunding Revenue Bonds, (Series 2005), 5.000%, (FSA Insurance Corp.)/(Original Issue Yield: 3.87%), 12/1/2017 NR/Aaa	2,450,000	2,653,815
Columbus, OH, GO UT, (Series 2002-1), 5.000%, (Original Issue Yield: 4.05%), 11/15/2015 AAA/Aaa; Call Date 11/15/2012	2,115,000	2,231,262
Olentangy, OH, Local School District, (Series 2004 B), GO UT, Refunding Bonds, 5.500%, (FGIC)/(Original Issue Yield: 4.48%), 12/1/2016 AAA/Aaa; Call Date 6/1/2014	1,000,000	1,096,410

		5,981,487
Pennsylvania - 2.7%
Pennsylvania State Industrial Development Authority Economic Development Revenue Bonds, 5.500%, (AMBAC INS)/(Original Issue Yield: 4.52%), 7/1/2014 AAA/Aaa; Call Date 7/1/2012	2,000,000	2,168,120
Tennessee - 1.6%
Putnam County, TN, GO UT School Refunding Bonds, (Series 2001), 5.250%, (FGIC)/(Original Issue Yield: 4.53%), 4/1/2013 NR/Aaa	1,200,000	1,286,172
Texas - 9.0%
San Antonio, TX, Electricity and Gas System Revenue Refunding Bonds, (Series 2005), 5.000%, (Original Issue Yield: 4.15%), 2/1/2019 AA/Aa1; Call Date 2/1/2015	2,000,000	2,107,740
Tarrant County, TX, HFDC, Texas Health Resource System Revenue Bonds, (Series 1997 A), 5.750%, (MBIA Insurance Corp.)/(Original Issue Yield: 5.05%), 2/15/2009 AAA/Aaa; Call Date 2/15/2008	2,000,000	2,066,860
University of Texas Revenue Financing System Bonds, (Series 2006 E), 5.000%, (Original Issue Yield: 3.89%), 8/15/2019 AAA/Aaa; Call Date 2/15/2017	3,000,000	3,196,709

		7,371,309
Utah - 1.4%
South Valley Sewer District, Utah, Sewer Revenue Bonds, (Series 2005), 5.000%, (FSA Insurance Corp.)/(Original Issue Yield: 3.72%), 1/1/2014 NR/Aaa	1,100,000	1,167,562

Description/Credit Ratings (9)	Shares or Principal Amount	Value
Municipals (continued)

Virginia - 5.7%
State of Virginia Public School Authority, School Educational Technology Notes, (Series VII), 5.000%, (Original Issue Yield: 3.65%), 4/15/2012 AA+/Aa1	$3,000,000	$3,152,850
Suffolk, VA, Redevelopment & Housing Authority, Multi Family Housing Revenue Refunding Bonds (Windsor at Potomac Vista Limited Partnership Project), 4.850%, (Fannie Mae-Standby Liq Fac)/(Original Issue Yield: 4.85%)/(Mandatory Tender 7/1/2011), 7/1/2031 NR/Aaa	1,500,000	1,545,900

		4,698,750
Washington - 1.3%
Port Longview, WA, Industrial Development Corp., Solid Waste Disposal Revenue Bonds, (Weyerhaeuser Co. Project Series 1992), 6.875%, (Original Issue Yield: 6.874%), 10/1/2008 BBB/NR (10)	1,000,000	1,032,800
West Virginia - 3.1%
West Virginia State Hospital Finance Authority, Hospital Revenue Bonds, (Series 2000 B), (Oak Hill Hospital, Inc.), 6.750%, (Original Issue Yield: 6.95%), 9/1/2030, (Prerefunded 9/1/2010), NR/A2; Call Date 9/1/2010	1,000,000	1,096,280
West Virginia State Hospital Finance Authority, Hospital Revenue Bonds, United Hospital Center, Inc. Project, (Series A), (AMBAC INS), 5.000%, (Original Issue Yield: 4.38%), 6/1/2018 AAA/Aaa; Call Date 6/1/2016	1,345,000	1,422,795

		2,519,075
Wisconsin - 5.8%
Oconomowoc, Wisconsin Area School District Refunding Bonds, (Series 2006 A), GO UT, 4.500%, (Original Issue Yield: 4.17%), 4/1/2019 NR/Aaa; Call Date 4/1/2016	500,000	508,355
Oconomowoc, Wisconsin Area School District Refunding Bonds, (Series 2006 A), GO UT, 4.500%, (Original Issue Yield: 4.21%), 4/1/2020 NR/Aaa; Call Date 4/1/2016	595,000	603,193
Oconomowoc, Wisconsin Area School District Refunding Bonds, (Series 2006 A), GO UT, 4.500%, (Original Issue Yield: 4.25%), 4/1/2021 NR/Aaa; Call Date 4/1/2016	630,000	636,829
Village of Grafton, WI, Bond Anticipation Notes, (Series 2006 B), 4.000%, (Original Issue Yield: 3.75%), 12/1/2010 NR/A1; Call Date 12/1/2009	1,180,000	1,180,826
Wisconsin State, GO UT, (Series C), 6.000%, (Original Issue Yield: 5.75%), 5/1/2014, (Prerefunded 5/1/2010), AA-/Aa3; Call Date 5/1/2010	1,750,000	1,852,428

		4,781,631
Total Municipals (identified cost $80,471,098)		80,798,245
Mutual Funds - 3.8%
Marshall Tax-Free Money Market Fund, Class I	3,091,644	3,091,644

Total Mutual Funds (identified cost $3,091,644)		3,091,644

Total Investments - 102.6% (identified cost $83,562,742)		83,889,889
Other Assets and Liabilities - (2.6)%		(2,088,375)

Total Net Assets - 100.0%		$81,801,514

Marshall Short-Term Income Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2007

(Unaudited)

Description	Principal Amount	Value
Asset-Backed Securities - 13.5%
Other Financial - 13.5%
Capital Auto Receivables Asset Trust 2004-1, Class A4, 2.640%, 11/17/2008 (5)	$644,566	$641,800
Capital One Auto Finance Trust 2007-A, Class A3A, 5.250%, 8/15/2011	2,000,000	1,996,808
Caterpillar Financial Asset Trust 2005-A, Class A3, 3.900%, 2/25/2009 (5)	443,343	441,709
Countrywide Asset-Backed Certificates 2007-QH2, Class A1, 5.540%, 4/25/2037 (4) (7) (8)	1,593,000	1,593,000
DaimlerChrysler Auto Trust 2004-B, Class A3, 3.180%, 9/8/2008	46,240	46,238
DaimlerChrysler Auto Trust 2006-C, Class A4, 4.980%, 11/8/2011	2,000,000	1,987,244
GE Capital Credit Card Master Note Trust 2006-1, Class A, 5.080%, 9/15/2012 (5)	1,850,000	1,844,221
Green Tree Home Improvement Loan Trust 1998-B, Class HEB1, 7.810%, 11/15/2029	984,343	986,199
Honda Auto Receivables Owner Trust 2005-2, Class A3, 3.930%, 1/15/2009 (5)	697,957	695,194
Pegasus Aviation Lease Securitization 1999-1A, Class A1, 6.300%, 3/25/2029 (7)	750,654	364,536
Residential Asset Mortgage Products, Inc. 2006-NC3, Class A1, 5.390%, 3/25/2036 (4)	1,399,418	1,400,141
USAA Auto Owner Trust 2006-4, Class A4, 4.980%, 10/15/2012	1,650,000	1,636,533
WFS Financial Owner Trust 2004-1, Class A4, 2.810%, 8/22/2011 (5)	671,003	663,918
World Omni Auto Receivables Trust 2007-A, Class A3, 5.230%, 2/15/2011	1,750,000	1,748,490

Total Asset-Backed Securities (identified cost $16,470,946)		16,046,031
Collateralized Mortgage Obligations - 29.1%

Federal Home Loan Mortgage Corporation - 4.7%
3.150%, Class A3, 5/15/2010 (5)	941,519	930,774
5.250%, Class DW, 1/15/2034	654,541	648,540
5.900%, Class BV, 11/15/2035 (5)	1,577,000	1,585,847
6.000%, Class NA, 3/15/2027	2,426,340	2,442,997

		5,608,158
Federal National Mortgage Association - 0.5%
5.000%, Series 2003-63, Class CU, 7/25/2033	552,005	549,444
Government National Mortgage Association - 2.5%
2.866%, Series 2003-48, Class AB, 2/16/2020	532,813	519,231
3.206%, Series 2003-72, Class A, 4/16/2018 (5)	830,704	814,032
3.313%, Series 2002-83, Class A, 4/16/2017	847,390	834,565
3.590%, Series 2004-78, Class A, 11/16/2017 (5)	802,685	783,202

		2,951,030
Other Financial - 21.4%
Banc of America Funding Corp. 2007-C, Class 1A3, 5.763%, 5/20/2036	1,824,912	1,822,786
Countrywide Alternative Loan Trust 2004-J9, Class 1A2, 4.586%, 10/25/2034 (5)	1,503,547	1,490,385
Countrywide Home Loans 2006-HYB1, Class 2A2A, 5.561%, 3/20/2036 (5)	1,493,513	1,489,486
CS First Boston Mortgage Securities Corp. 2003-11, Class 1A3, 4.500%, 6/25/2033	371,514	367,515
GMAC Mortgage Corporation Loan Trust 2006-AR2, Class 2A2, 5.739%, 5/19/2036	1,289,107	1,288,986
GSR Mortgage Loan Trust 2004-12, Class 3A3, 4.425%, 12/25/2034 (5)	809,818	802,869
GSR Mortgage Loan Trust 2005-AR5, Class 2A2, 5.173%, 10/25/2035	1,365,963	1,353,792
Impac Secured Assets Common Owner Trust 2004-2, Class A3, 4.995%, 8/25/2034	13,562	13,516
JP Morgan Alternative Loan Trust 2006-A5, Class 2A4, 5.850%, 10/25/2036	2,000,000	1,988,438
JP Morgan Chase Commercial Mortgage Securities, Class A1, 3.053%, 1/15/2038	898,132	867,856
JP Morgan Mortgage Trust 2007-A2, Class 3A1, 5.873%, 4/25/2037	1,479,208	1,474,957
LB-UBS Commercial Mortgage Trust 2004-C1, Class A1, 2.964%, 1/15/2029	977,822	951,759
Master Adjustable Rate Mortgages Trust 2004-13, Class 3A4, 3.787%, 11/21/2034	1,900,000	1,867,088
Morgan Stanley Capital, Inc. 2003-IQ6, Class A1, 2.800%, 12/15/2041	425,373	420,255
Residential Funding Mortgage Securities 2006-SA3, Class 2A2, 6.003%, 9/25/2036 (5)	1,671,368	1,671,973
Wachovia Bank Commercial Mortgage Trust, Class A1, 3.065%, 2/15/2041	965,889	940,441
Wachovia Bank Commercial Mortgage Trust, Class A1, 3.291%, 12/15/2035	1,041,839	1,019,225
Washington Mutual 2002-R10, Class A6, 4.820%, 10/25/2032	166,299	165,828
Washington Mutual 2004-AR7, Class A4, 3.942%, 7/25/2034 (5)	3,000,000	2,923,251
Washington Mutual 2005-AR5, Class A2, 4.675%, 5/25/2035 (5)	2,500,000	2,485,903

Description	Principal Amount	Value
Collateralized Mortgage Obligations (continued)
		$25,406,309

Total Collateralized Mortgage Obligations (identified cost $34,836,141)		34,514,941
Corporate Bonds & Notes - 11.5%

Automotive & Related - 1.9%
Ford Motor Credit Co., Sr. Note, 4.950%, 1/15/2008	$2,300,000	2,281,170

Banks - 1.3%
Union Planters Bank, Note, 5.125%, 6/15/2007	1,500,000	1,499,889

Corporate - Other - 1.3%
Core Investment Grade Trust, Pass-Thru Certificate, 4.642%, 11/30/2007	1,502,715	1,496,659
Electrical Equipment - 0.8%
CalEnergy Co., Inc., Sr. Note, 7.630%, 10/15/2007	1,000,000	1,006,579

Energy - 1.3%
Marathon Oil Corp., Note, 5.375%, 6/1/2007	1,500,000	1,500,000
Financials - 1.6%
Residential Capital LLC, Note, 6.460%, 5/22/2009 (4)	1,500,000	1,500,353
SLM Corp., Note, 4.000%, 1/15/2009	450,000	435,384

		1,935,737
Insurance - 2.1%
HSB Capital I, Company Guarantee, (Series B), 6.266%, 7/15/2027 (4)	2,430,000	2,442,410

Real Estate - 1.2%
Duke Realty Corp., Note, 3.350%, 1/15/2008	1,500,000	1,478,969

Total Corporate Bonds & Notes (identified cost $13,656,085)		13,641,413
Government Agencies - 19.7%
Federal Home Loan Bank—1.5%
3.875%, 2/15/2008 (5)	1,800,000	1,782,414
Federal Home Loan Mortgage Corporation - 9.5%
4.300%, 5/5/2008 (1) (5)	3,000,000	2,973,261
5.250%, 2/24/2011 (1)	4,500,000	4,482,378
5.250%, 10/6/2011 (1)	3,750,000	3,727,260

		11,182,899
Federal National Mortgage Association - 8.7%
4.000%, 12/14/2007 (5)	3,500,000	3,475,017
4.125%, 6/16/2008 (1) (5)	4,000,000	3,953,520
4.200%, 6/8/2009 (1)	3,000,000	2,946,297

		10,374,834

Total Government Agencies (identified cost $23,503,425)		23,340,147
Mortgage-Backed Securities - 0.7%
Federal Home Loan Mortgage Corporation—0.0%
9.000%, 7/1/2014	20,622	21,197
11.000%, 8/1/2019	33,307	35,337

		56,534
Federal National Mortgage Association - 0.6%
7.000%, 12/1/2015	156,219	160,943
7.500%, 9/1/2015	198,337	204,551
8.000%, 8/1/2007	15	15
8.000%, 5/1/2008	4,910	4,950
9.000%, 7/1/2009	15,624	16,001
9.500%, 12/1/2024	74,715	81,544
9.500%, 1/1/2025	71,581	78,123
9.500%, 1/1/2025	53,317	58,310
10.000%, 7/1/2020	39,738	43,757
11.000%, 12/1/2015	105,423	112,812

Description	Shares or Principal Amount	Value
Mortgage-Backed Securities (continued)

Federal National Mortgage Association (continued)
		$761,006
Government National Mortgage Association - 0.1%
9.000%, 12/15/2019	$63,119	67,817
Total Mortgage-Backed Securities (identified cost $874,442)		885,357

Mutual Funds - 9.3%
Eaton Vance Institutional Senior Loan Fund (11)	591,340	5,473,348
Fidelity Advisor Floating Rate High Income Fund	553,421	5,512,073

Total Mutual Funds (identified cost $11,000,466)		10,985,421

Short-Term Investments - 31.0%

Collateral Pool Investment for Securities on Loan - 15.2%
(See Note 2 of the Schedule of Investments)		18,066,472

Federal Home Loan Mortgage Corporation - 0.2%
5.067%, 11/13/2007 (3) (13)	$200,000	195,356

Repurchase Agreement - 15.6%
Agreement with Morgan Stanley & Co., Inc., 5.250%, dated 5/31/2007, to be repurchased at $18,606,408 on 6/1/2007, collateralized by a U.S. Government Agency Obligation with a maturity of 6/27/2007, with a market value of $ 18,980,686	18,603,695	18,603,695

Total Short-Term Investments (identified cost $36,865,523)		36,865,523

Total Investments - 114.8% (identified cost $137,207,028)		136,278,833
Other Assets and Liabilities - (14.8)%		(17,526,096)

Total Net Assets - 100.0%		$118,752,737

Marshall Government Money Market Fund

SCHEDULE OF INVESTMENTS-

As of May 31, 2007

(Unaudited)

Description	Principal Amount	Value
Government Agencies - 9.8%

Federal Home Loan Bank - 0.8%
2.510%, 1/23/2008	$450,000	$442,310
3.750%, 8/15/2007	350,000	348,946
4.750%, 8/17/2007	250,000	249,776
4.850%, 2/6/2008	1,395,000	1,391,331

		2,432,363
Federal Home Loan Mortgage Corporation - 8.5%
3.500%, 9/15/2007	290,000	288,585
3.650%, 1/23/2008	450,000	445,510
3.800%, 6/28/2007	250,000	249,689
3.875%, 6/15/2008	4,700,000	4,633,740
5.220%, 6/19/2007 (4)	20,000,000	20,000,000
5.500%, 1/18/2008	1,000,000	1,001,479

		26,619,003
Federal National Mortgage Association - 0.5%
2.500%, 7/16/2007	580,000	577,987
3.550%, 1/17/2008	500,000	494,988
3.800%, 1/18/2008	354,000	350,861
4.750%, 8/3/2007	236,000	235,771

		1,659,607

Total Government Agencies		30,710,973
Repurchase Agreements - 91.8%
Agreement with Barclay’s Capital, Inc., Tri-Party Agency, 5.300%, dated 5/31/2007, to be repurchased at $70,010,306 on 6/1/2007, collateralized by a U.S. Government Agency Mortgage Pool with a maturity of 1/25/2022, with a market value of $71,400,809	70,000,000	70,000,000

Agreement with Cantor Fitzgerald, Inc., 5.360%, dated 5/31/2007, to be repurchased at $50,007,444 on 6/1/2007, collateralized by U.S. Government Agency SBA Pools with various maturities to 3/15/2032, with a market value of $51,000,001	50,000,000	50,000,000

Agreement with Deutsche Bank Alex Brown, Inc., 5.310%, dated 5/31/2007, to be repurchased at $70,010,325 on 6/1/2007, collateralized by a U.S. Government Agency Mortgage Pool with various maturities to 9/1/2036, with a market value of $71,400,000	70,000,000	70,000,000

Agreement with Morgan Stanley & Co., Inc., 5.270%, dated 5/31/2007, to be repurchased at $32,004,884 on 6/1/2007, collateralized by a U.S. Government Agency Mortgage Pool with various maturities to 2/1/2037, with a market value of $33,642,742	32,000,000	32,000,000

Agreement with State Street Bank & Trust Co., Inc., 5.100%, dated 5/31/2007, to be repurchased at $10,573,667 on 6/1/2007, collateralized by a U.S. Government Agency Obligation with a maturity of 11/15/2007, with a market value of $11,912,532	10,572,169	10,572,169

Agreement with Wachovia Capital, LLC, 5.280%, dated 5/31/2007, to be repurchased at $55,008,067 on 6/1/2007, collateralized by a U.S. Government Agency Mortgage Pool with various maturities to 7/15/2036, with a market value of $56,100,930	55,000,000	55,000,000

Total Repurchase Agreements		287,572,169
Total Investments - 101.6% (at amortized cost)		318,283,142
Other Assets and Liabilities - (1.6)%		(4,980,083)

Total Net Assets - 100.0%		$313,303,059

Marshall Prime Money Market Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2007

(Unaudited)

Description	Principal Amount	Value
Collateralized Loan Agreements - 6.0%
Brokerage - 6.0%
Deutsche Bank Alex Brown, Inc., 5.363%, 6/01/07	$100,000,000	$100,000,000
Morgan Stanley & Co. Inc., 5.373%, 6/01/07	100,000,000	100,000,000
Wachovia Securities, Inc., 5.380%, 6/01/07	100,000,000	100,000,000

Total Collateralized Loan Agreements		300,000,000

Commercial Paper - 25.9%
Asset-Backed Securities - 16.9%
Beta Finance, Inc., 5.345%, 1/25/2008 (4) (7) (8)	25,000,000	25,004,038
Beta Finance, Inc., 5.351%, 7/16/2007 (4) (7) (8)	50,000,000	50,000,503
Beta Finance, Inc., 5.355%, 11/19/2007 (4) (7) (8)	23,000,000	23,002,750
Concord Minutemen Capital Co., 5.265%, 6/6/2007 (7) (8) (13)	100,000,000	99,926,875
CRC Funding LLC, 5.250%, 6/28/2007 (7) (8) (13)	50,000,000	49,803,125
CRC Funding LLC, 5.250%, 6/29/2007 (7) (8) (13)	41,524,000	41,354,444
Crown Point Capital Co., 5.270%, 6/21/2007 (7) (8) (13)	50,000,000	49,853,611
Dorada Finance, Inc., 5.110%, 6/5/2007 (7) (8) (13)	16,000,000	15,990,915
Fairway Finance, 5.260%, 6/22/2007 (7) (8) (13)	89,835,000	89,559,356
Jupiter Security Corp., 5.260%, 6/11/2007 (7) (8) (13)	30,000,000	29,956,167
Jupiter Security Corp., 5.270%, 6/14/2007 (7) (8) (13)	70,000,000	69,866,786
Lexington Parker Cap. Co. LLC, 5.265%, 6/20/2007 (7) (8) (13)	100,490,000	100,210,764
Liquid Funding Ltd., (Series MTN), 5.320%, 6/22/2007 (4) (7) (8)	50,000,000	50,000,000
Liquid Funding Ltd., (Series MTN), 5.330%, 10/23/2007 (4) (7) (8)	50,000,000	49,997,017
World Omni Vehicle Leasing, Inc., 5.290%, 6/18/2007 (7) (8) (13)	100,000,000	99,750,194

		844,276,545
Banks - 3.0%
Rabobank U.S. Financial Corp., 5.300%, 6/1/2007 (13)	50,000,000	50,000,000
Societe Generale, Inc., 5.300%, 6/1/2007 (13)	100,000,000	100,000,000

		150,000,000
Diversified - 2.0%
Liberty Light U.S. Capital, (Series MTN), 5.346%, 1/7/2008 (4) (7) (8)	50,000,000	49,994,051
Sigma Financial, Inc., 5.345%, 1/25/2008 (4) (7) (8)	50,000,000	50,006,382

		100,000,433
Foreign Banks - 2.0%
Britannia Building Society, 5.265%, 6/11/2007 (13)	100,000,000	99,853,750
Mortgage Banking - 2.0%
Countrywide Financial Corp., 5.295%, 6/14/2007 (13)	79,750,000	79,597,512
Countrywide Financial Corp., 5.300%, 6/4/2007 (13)	20,250,000	20,241,056

		99,838,568

Total Commercial Paper		1,293,969,296
Corporate Bonds & Notes - 6.6%
Foreign Banks - 0.9%
HBOS Treasury Services, PLC, 3.625%, 7/23/2007 (7) (8)	20,000,000	19,949,320
HBOS Treasury Services, PLC, (Series YCD), 5.350%, 1/24/2008	25,000,000	24,994,554

		44,943,874
Leasing - 0.8%
International Lease Finance Corp., 5.625%, 6/1/2007	40,000,000	40,000,000
Office Machines - 1.8%
3M Co., 5.656%, 12/12/2007 (7) (8)	90,000,000	90,182,685
Retail - 0.7%
Wal-Mart Stores, 5.877%, 6/1/2007	35,000,000	35,000,000
Telecommunications - 2.0%
Bellsouth Corp., 4.240%, 4/26/2008 (7) (8)	100,000,000	99,003,196

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Utilities - 0.4%
National Rural Utilities, (Series MTNC), 3.240%, 7/23/2007	$22,285,000	$22,219,653

Total Corporate Bonds & Notes		331,349,408
Notes-Variable - 55.5%
Banks - 10.2%
Bayerische Landesbank, (Series MTN), 5.376%, 6/25/2007 (4)	62,500,000	62,502,708
Comerica Bank, (Series CD), 5.326%, 10/15/2007 (4)	93,000,000	92,997,244
Credit Suisse New York, (Series YCD1), 5.335%, 7/19/2007 (4)	85,000,000	85,000,000
First Tennessee Bank, 5.330%, 6/16/2008 (4) (7) (8)	45,000,000	45,000,000
HSBC Finance Corp., (Series MTN), 5.390%, 10/4/2007 (4)	22,000,000	22,005,643
National City Bank, (Series BKNT), 5.350%, 2/13/2008 (4)	25,000,000	25,005,948
Suntrust Bank, (Series BKNT), 5.429%, 4/2/2008 (4)	50,000,000	50,048,826
Washington Mutual, Inc., (Series CD), 5.350%, 6/26/2007 (4)	50,000,000	50,000,000
Washington Mutual, Inc., (Series CD1), 5.336%, 8/24/2007 (4)	50,000,000	50,000,000
Westpac Bank NY, (Series MTN), 5.400%, 7/11/2008 (4)	25,000,000	25,000,000

		507,560,369
Broker/Dealers - 10.6%
Bank of America Securities, LLC, 5.330%, 8/31/2007 (4) (7) (8)	100,000,000	100,000,000
Bear Stearns Master Note, 5.370%, 8/27/2007 (4) (7) (8)	100,000,000	100,000,000
Goldman Sachs Group, Inc., 5.474%, 7/2/2007 (4)	25,000,000	25,003,206
Goldman Sachs Group, Inc. (Series MTN), 5.475%, 10/5/2007 (4)	52,700,000	52,727,491
Lehman Brothers, Inc., (Series MTN), 5.350%, 6/27/2008 (4)	100,000,000	100,000,000
Merrill Lynch & Co., Inc., (Series MTN1), 5.318%, 7/27/2007 (4)	40,000,000	40,000,000
Merrill Lynch & Co., Inc., (Series MTN1), 5.400%, 6/3/2008 (4)	7,000,000	7,000,097
Merrill Lynch & Co., Inc., (Series MTNB), 5.390%, 2/14/2008 (4)	25,000,000	25,011,220
Merrill Lynch & Co., Inc., (Series MTNC), 5.485%, 10/19/2007 (4)	17,000,000	17,009,897
Wachovia Securities Financial Holdings LLC, 5.400%, 2/4/2008 (4) (7) (8)	65,000,000	65,000,000

		531,751,911
Construction Equipment - 2.0%
Caterpillar Financial Services Corp., (Series MTN), 5.357%, 4/17/2008 (4)	20,000,000	20,004,991
Caterpillar Financial Services Corp., (Series MTNF), 5.365%, 7/27/2007 (4)	79,900,000	79,903,557

		99,908,548
Financial Services - 2.0%
GE Capital Corp., (Series MTN), 5.445%, 9/17/2007 (4)	40,000,000	40,000,000
GE Capital Corp., (Series MTNA), 5.406%, 1/15/2008 (4)	55,000,000	55,030,063
GE Capital Corp., (Series MTNA), 5.410%, 6/22/2007 (4)	4,500,000	4,500,252

		99,530,315
Foreign Banks - 15.4%
Australia & New Zealand Banking Group, 5.318%, 4/4/2008 (4) (7) (8)	100,000,000	100,000,000
BNP Paribas, 5.350%, 5/19/2008 (4) (7) (8)	100,000,000	100,000,000
Credit Agricole, 5.320%, 4/15/2008 (4) (7) (8)	25,000,000	25,000,000
Credit Agricole, 5.325%, 5/23/2008 (4) (7) (8)	75,000,000	75,000,000
Dekabank, 5.400%, 5/19/2008 (4)	100,000,000	100,000,000
Depfa-Bank PLC, (Series EXL), 5.395%, 1/15/2008 (4) (7) (8)	50,000,000	50,000,000
HBOS Treasury Services, PLC, (Series MTN), 5.430%, 11/20/2007 (4) (7) (8)	30,000,000	30,000,000
HSBC Finance Corp., (Series MTN), 5.400%, 6/1/2007 (4)	27,800,000	27,800,000
Natexis Banques Populaires U.S. Finance Co., 5.347%, 6/9/2008 (4) (7) (8)	100,000,000	100,000,000
Northern Rock PLC, (Series MTN), 5.430%, 7/9/2008 (4) (7) (8)	68,000,000	68,016,481
Westlb AG NY, 5.380%, 7/9/2008 (4) (7) (8)	100,000,000	100,000,000

		775,816,481
Insurance - 10.8%
Allstate Life Global Fund, (Series EXL), 5.410%, 6/13/2008 (4) (7) (8)	50,000,000	50,062,577
Genworth Life Insurance Co., 5.408%, 4/21/2008 (4) (7) (12)	75,000,000	75,000,000
Jackson National Life Insurance Co., 5.340%, 6/24/2008 (4) (7) (8)	100,000,000	99,990,025
Jackson National Life Insurance Co., 5.435%, 1/24/2008 (4) (7) (8)	38,250,000	38,276,595
Metropolitan Life Insurance Co., 5.396%, 2/1/2008 (4) (7) (12)	50,000,000	50,000,000
Metropolitan Life Insurance Co., 5.400%, 6/1/2007 (4) (7) (12)	65,000,000	65,000,000
Monumental Global Funding, 5.330%, 3/20/2008 (4) (7) (8)	83,000,000	83,000,000
Pacific Life Global Funding, (Series MTN), 5.337%, 5/9/2008 (4) (7) (8)	75,000,000	75,000,000
Principal Life Insurance Co., (Series MTN), 5.360%, 12/7/2007 (4)	2,550,000	2,550,529

		538,879,726
Personal Credit - 3.7%
American Express Credit, (Series MTNB), 5.420%, 3/5/2008 (4)	30,000,000	30,000,000
American Honda Finance Corp., (Series MTN), 5.316%, 9/26/2007 (4) (7) (8)	45,000,000	45,000,000
American Honda Finance Corp., (Series MTN), 5.316%, 12/6/2007 (4) (7) (8)	55,000,000	55,000,000
SLM Corp., (Series MTNA), 5.435%, 1/25/2008 (4)	53,220,000	53,254,005

		183,254,005

Description	Principal Amount	Value
Notes-Variable (continued)

Short-Term Business Loans - 0.8%
CIT Group, Inc., (Series MTN), 5.430%, 8/24/2007 (4)	$37,500,000	$37,507,707

Total Notes-Variable		2,724,160,236
Repurchase Agreements - 4.5%
Agreement with Morgan Stanley & Co., Inc., 5.250%, dated 5/31/2007 to be repurchased at $100,014,583 on 6/1/2007, collateralized by a U.S. Government Agency Obligation with a maturity date of 4/28/2016, with a market value of $102,564,000	100,000,000	100,000,000
Agreement with State Street Bank & Trust Co., Inc., 5.100%, dated 5/31/2007 to be repurchased at $125,570,434 on 6/1/2007, collateralized by U.S. Government Agency Obligations with various maturities to 11/15/2007, with a market value of $128,066,327	125,552,648	125,552,648

Total Repurchase Agreements		225,552,648
Trust Demand Notes - 3.3%
Broker/Dealers - 3.3%
Greenwich Capital Holdings, 5.400%, 6/1/2007 (4) (7) (8)	100,000,000	100,000,000
JP Morgan Securities Inc., 5.330%, 6/1/2007 (4) (7) (8)	63,000,000	63,000,000

Total Trust Demand Notes		163,000,000
Total Investments - 101.8% (at amortized cost)		5,088,080,414
Other Assets and Liabilities - (1.8)%		(89,439,405)

Total Net Assets - 100.0%		$4,998,641,009

Marshall Tax-Free Money Market Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2007

(Unaudited)

Description	Principal Amount	Value
Municipals - 97.7%

Alabama - 2.3%
Birmingham-Medical Center, East Alabama Special Care Facilities Financing Authority, Revenue Bonds, 3.720%, 7/1/2015 (4)	$5,000,000	$5,000,000
Florence-Scs, Alabama Educational Building Authority, Revenue Bonds, 3.950%, 4/1/2017, Call Date 6/1/2007 (4)	790,000	790,000
Gardendale, Alabama Multifamily Housing, Revenue Bonds, 3.900%, 10/1/2032, Call Date 6/1/2007 (4)	1,062,000	1,062,000
Gardendale, Alabama Multifamily Housing, Revenue Bonds, 3.900%, 10/1/2032, Call Date 6/1/2007 (4)	3,283,000	3,283,000
Gardendale, Alabama Multifamily Housing, Revenue Bonds, 3.900%, 10/1/2032, Call Date 6/1/2007 (4)	1,400,000	1,400,000
Gardendale, Alabama Multifamily Housing, Revenue Bonds, 3.900%, 10/1/2032, Call Date 6/1/2007 (4)	1,284,000	1,284,000

		12,819,000
Alaska - 0.0%
Alaska Industrial Development & Export Authority, Revenue Bonds, 4.290%, 7/1/2007, Call Date 6/6/2007 (4)	30,000	30,000

Arizona - 2.7%
Arizona Health Facilities Authority, Hospital System Revenue Bonds, 3.840%, 2/1/2042, Call Date 2/1/2013 (4)	8,000,000	8,000,000
Phoenix, Arizona Civic Improvement Corp., Revenue Bonds (Series Z-11), 3.820%, 5/8/2034 (4)	6,893,000	6,893,000

		14,893,000
Colorado - 4.2%
Aspen Valley Hospital District, Colorado, Revenue Bonds, 3.780%, 10/15/2033, Call Date 6/1/2007 (4)	5,250,000	5,250,000
Colorado Educational & Cultural Facilities Authority, Revenue Bonds, 3.760%, 9/1/2034, Call Date 6/1/2007 (4)	5,635,000	5,635,000
Colorado Educational & Cultural Facilities Authority, Revenue Bonds, 3.880%, 7/1/2029, Call Date 6/1/2007 (4)	1,155,000	1,155,000
Denver, Colorado City & County Economic Development, Revenue Bonds, 4.080%, 7/1/2029, Call Date 6/6/2007 (4)	1,950,000	1,950,000
Denver, Colorado City & County, Certificate Participation, 3.760%, 12/1/2029, Call Date 6/6/2007 (4)	2,520,000	2,520,000
Park Creek Metropolitan District, Revenue Bonds, 3.680%, 12/1/2037, Call Date 6/1/2008 (4)	6,500,000	6,500,000

		23,010,000
Delaware - 2.3%
Delaware State Economic Development Authority, Revenue Bonds, 3.780%, 7/1/2036, Call Date 6/1/2007 (4)	8,400,000	8,400,000
Delaware State Economic Development Authority, Revenue Bonds, 3.880%, 12/1/2032, Call Date 6/7/2007 (4)	4,200,000	4,200,000

		12,600,000
District of Columbia - 1.3%
District of Columbia, Revenue Bonds, 3.880%, 10/1/2023, Call Date 6/7/2007 (4)	3,595,000	3,595,000
District of Columbia, Revenue Bonds, 3.880%, 3/1/2026, Call Date 6/7/2007 (4)	3,375,000	3,375,000

		6,970,000

Description	Principal Amount	Value
Municipals (continued)

Florida - 3.6%
Broward County, Florida Health Facilities Authority, Revenue Bonds, 4.000%, 9/1/2032, Call Date 6/1/2007 (4)	$2,685,000	$2,685,000
Dade County, Florida Industrial Development Authority, Revenue Bonds, 3.960%, 4/1/2020, Call Date 6/1/2007 (4)	1,300,000	1,300,000
Florida Development Finance Corp., Revenue Bonds, 3.880%, 7/1/2026, Call Date 6/1/2007 (4)	2,000,000	2,000,000
Hillsborough County, Florida Capital Improvement Program, Commercial Paper, 3.850%, 6/28/2007	5,000,000	5,000,000
Orange County, Florida Health Facilities Authority, Revenue Bonds, 3.860%, 11/15/2014, Call Date 6/7/2007 (4)	1,400,000	1,400,000
Palm Beach County, Florida School District Sales Tax Revenue, Commercial Paper, 3.770%, 7/19/2007	2,000,000	2,000,000
Pinellas County, Florida Industrial Development Authority, Revenue Bonds, 3.810%, 7/1/2024, Call Date 6/6/2007 (4)	2,250,000	2,250,000
Putnam County, Florida Development Authority Pollution Control, Revenue Bonds, 3.890%, 9/1/2024, Call Date 6/1/2007 (4)	2,880,000	2,880,000

		19,515,000
Georgia - 1.1%
Bibb County, Georgia Development Authority, Revenue Bonds, 3.780%, 6/1/2026, Call Date 6/6/2007 (4)	630,000	630,000
Clayton County, Georgia Housing Authority, Multifamily Housing, Revenue Bonds, 3.830%, 1/1/2021, Call Date 6/6/2007 (4)	875,000	875,000
Clayton County, Georgia Housing Authority, Multifamily Housing, Revenue Bonds, 3.830%, 1/1/2021, Call Date 6/6/2007 (4)	100,000	100,000
De Kalb County, Georgia Development Authority, Revenue Bonds, 3.810%, 10/1/2022, Call Date 6/7/2007 (4)	955,000	955,000
Rome-Floyd County, Georgia Development Authority, Revenue Bonds, 3.860%, 11/1/2011 (4)	3,500,000	3,500,000

		6,060,000
Illinois - 5.4%
Illinois Development Finance Authority Pollution Control, Revenue Bonds, 3.900%, 11/1/2012, Call Date 6/1/2007 (4)	1,200,000	1,200,000
Illinois Health Facilities Authority, Revenue Bonds (Series B), 3.800%, 11/15/2029, Call Date 6/7/2007 (4)	3,000,000	3,000,000
Lakemoor, Illinois Multifamily, Revenue Bonds (Series B), 3.990%, 12/1/2020 (4)	5,510,000	5,510,000
Lehman Municipal Trust Receipts, GO UT (Series P35W), 3.840%, 12/1/2020 (4)	6,305,000	6,305,000
Lehman Municipal Trust Receipts, Revenue Bonds (Series 6), 3.840%, 4/1/2028 (4)	4,250,000	4,250,000
Metropolitan Pier & Exposition Authority, Revenue Bonds (Series Z-5), 3.820%, 4/3/2034 (4)	4,800,000	4,800,000
Phoenix Realty SPL Account-U LP Illinois, Multifamily, Refunding Revenue Bonds, 3.970%, 4/1/2020, Call Date 6/7/2007 (4)	4,075,000	4,075,000
Will County, Illinois Revenue Bonds, 3.860%, 12/1/2025, Call Date 6/6/2007 (4)	400,000	400,000

		29,540,000
Indiana - 0.8%
Dekko Foundation Educational Facilities Tax Exempt Income Trust, Certificates of Ownership (Series 1), 4.080%, 4/1/2021, Call Date 6/1/2007 (4)	200,000	200,000
Hammond, Indiana Pollution Control, Revenue Bonds, 3.900%, 2/1/2022, Call Date 6/1/2007 (4)	1,000,000	1,000,000
Indiana State Educational Facilities Authority, Revenue Bonds, 3.860%, 12/1/2029, Call Date 6/7/2007 (4)	400,000	400,000
Indianapolis, Indiana LOC Public Improvement Bd Bk, Revenue Bonds (Series Z-7), 3.820%, 9/9/2019 (4)	2,325,000	2,325,000
Terre Haute, Indiana Economic Development, Revenue Bonds, 3.860%, 12/1/2015, Call Date 6/6/2007 (4)	600,000	600,000

		4,525,000
Iowa - 0.9%
Iowa State School Cash Anticipation Program, Revenue Notes (Series B), 4.250%, 1/25/2008	5,000,000	5,021,086

Kentucky - 1.7%
Hancock County, Kentucky Industrial Building Revenue Bonds, 3.860%, 7/1/2012 (4)	1,685,000	1,685,000

Description	Principal Amount	Value
Municipals (continued)

Kentucky (continued)

Hancock County, Kentucky Pollution Control Revenue Bonds, 3.860%, 7/1/2011 (4)	$1,000,000	$1,000,000
Jefferson County, Kentucky Industrial Building Revenue Bonds, 3.830%, 1/1/2009 (4)	1,400,000	1,400,000
Jefferson County, Kentucky Industrial Building Revenue Bonds, 3.830%, 3/1/2010 (4)	3,000,000	3,000,000
Jefferson County, Kentucky Industrial Revenue Bonds, 3.840%, 8/1/2021, Call Date 6/7/2007 (4)	2,400,000	2,400,000

		9,485,000
Louisiana - 4.4%
Deutsche Bank Spears/Lifers Trust, Revenue Bonds, 3.830%, 5/1/2039, Call Date 5/1/2016 (4)	10,225,000	10,225,000
Jefferson Parish, Louisiana Hospital Service District No. 2, Revenue Bonds, 3.860%, 7/1/2009, Call Date 6/7/2007 (4)	2,050,000	2,050,000
Lafayette Parish, Louisiana Industrial Development Board, Inc., Revenue Bonds, 4.080%, 12/15/2014, Call Date 6/1/2007 (4)	1,035,000	1,035,000
Louisiana Housing Finance Agency, Revenue Bonds, 3.820%, 12/1/2025 (4)	2,085,000	2,085,000
Louisiana Public Facilities Authority, Revenue Bonds, 3.820%, 7/1/2034, Call Date 7/1/2016 (4)	8,470,000	8,470,000

		23,865,000
Maryland - 0.7%
Maryland State Community Development Administration, Revenue Notes, 3.670%, 9/12/2007	2,500,000	2,500,000
Washington Suburban Sanitary District, GO UT, 3.700%, 6/1/2023 (4)	1,300,000	1,300,000

		3,800,000
Massachusetts - 0.2%
Massachusetts State Industrial Financial Agency, Revenue Bonds, 4.100%, 12/1/2019, Call Date 6/6/2007 (4)	1,000,000	1,000,000

Michigan - 1.4%
Municipal Securities Trust Certificates, Revenue Bonds (Series 283), 144A, 3.820%, 10/21/2014 (4) (7)	7,710,000	7,710,000

Minnesota - 0.4%
Burnsville, Minnesota Housing, Revenue Bonds (Series A), 3.990%, 1/1/2045, Call Date 6/7/2007 (4)	2,000,000	2,000,000

Mississippi - 1.0%
Newton, Mississippi Industrial Development, Revenue Bonds, 3.880%, 6/1/2009, Call Date 6/7/2007 (4)	5,350,000	5,350,000

Missouri - 0.4%
Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution, Revenue Bonds (Series 1813), 3.860%, 1/1/2015 (4)	1,940,000	1,940,000

Montana - 0.7%
Montana State Board of Investment Economic Development, Revenue Bonds, 3.880%, 9/1/2010 (4)	3,925,000	3,925,000

Nebraska - 1.2%
Nebraska Investment Finance Authority, Multifamily Mortgage, Revenue Bonds, 3.830%, 9/1/2007, Call Date 6/1/2007 (4)	600,000	600,000
Nebraska Public Power District, Revenue Bonds, 3.840%, 1/1/2041 (4)	6,000,000	6,000,000

		6,600,000
Nevada - 0.9%
Clark County, Nevada Highway Revenue, Commercial Paper, 3.900%, 6/12/2007	5,000,000	5,000,000

New Hampshire - 1.5%
New Hampshire State Business Finance Authority, Revenue Bonds, 3.780%, 6/1/2007 (4)	8,315,000	8,315,000

New York - 7.9%
JP Morgan Chase & Co., Putters (Series 1684P), Revenue Bonds, 3.960%, 8/15/2014 (4)	2,875,000	2,875,000
Lehman Municipal Trust Receipts, Revenue Bonds (Series 6), 3.840%, 11/15/2035, Call Date 11/15/2015 (4)	13,900,000	13,900,000
Municipal Securities Trust Certificates, Revenue Bonds (Series 5020), 144A, 3.860%, 7/1/2018 (4) (7)	2,700,000	2,700,000
Puttable Floating Option Tax-Exempt Receipts, Revenue Bonds, 3.960%, 10/1/2035, Call Date 6/7/2007 (4)	13,825,000	13,825,000

Description	Principal Amount	Value
Municipals (continued)

New York (continued)

Suffolk County, New York Industrial Development Agency, Revenue Bonds, 4.100%, 4/1/2018, Call Date 6/6/2007 (4)	$3,785,000	$3,785,000
TSASC INC NY, Revenue Bonds, 3.850%, 6/1/2034, Call Date 6/1/2016 (4)	6,000,000	6,000,000

		43,085,000
North Carolina - 0.6%
Alamance County, North Carolina Industrial Facilities & Pollution Control Financing Authority, Revenue Bonds, 3.930%, 12/01/2014 (4)	585,000	585,000
North Carolina Medical Care Community Health Care Facilities, Revenue Bonds, 3.880%, 7/1/2017, Call Date 6/7/2007 (4)	935,000	935,000
Rutherford County, North Carolina Industrial Facilities & Pollution Control Authority, Revenue Bonds, 3.930%, 12/1/2008 (4)	220,000	220,000
Sampson County, North Carolina Certificates of Participation (Series 1608), 3.830%, 12/1/2014 (4)	1,610,000	1,610,000

		3,350,000
Ohio - 5.9%
Fairfield, Ohio Waste Water System Improvement, Revenue Notes, 3.850%, 8/30/2007	3,000,000	3,001,421
Hamilton County, Ohio Hospital Facilities, Revenue Bonds, 3.850%, 7/15/2029, Call Date 7/2/2007 (4)	10,000,000	10,000,000
Lawrence County, Ohio Industrial Development, Revenue Bonds, 3.860%, 11/1/2011 (4)	3,100,000	3,100,000
Montgomery County, Ohio Industrial Development, Refunding Revenue Bonds, 3.860%, 10/1/2009 (4)	4,700,000	4,700,000
Puttable Floating Option Tax-Exempt Receipts, Revenue Bonds, 3.960%, 2/15/2036, Call Date 6/7/2007 (4)	11,165,000	11,165,000

		31,966,421
Oklahoma - 2.8%
Oklahoma State Industrial Authority, Revenue Bonds, 4.080%, 8/1/2018, Call Date 6/1/2007 (4)	1,690,000	1,690,000
Tulsa, Oklahoma Industrial Authority, Revenue Bonds, 3.960%, 11/1/2026, Call Date 6/7/2007 (4)	3,500,000	3,500,000
Tulsa, Oklahoma Industrial Authority, Revenue Bonds, 3.980%, 11/1/2030 (4)	9,000,000	9,000,000
Tulsa, Oklahoma Industrial Authority, Revenue Bonds, 4.080%, 10/1/2032, Call Date 6/7/2007 (4)	1,305,000	1,305,000

		15,495,000
Oregon - 0.2%
Multnomah County, Oregon Higher Education, Revenue Bonds, 3.950%, 12/1/2029, Call Date 6/1/2007 (4)	1,000,000	1,000,000
Pennsylvania - 9.6%
Allegheny County, Pennsylvania Industrial Development Authority Health & Housing Facilities, Revenue Bonds (Series A), 3.900%, 7/1/2027, Call Date 6/1/2007 (4)	3,100,000	3,100,000
Allegheny County, Pennsylvania Industrial Development Authority Health & Housing Facilities, Revenue Bonds, 3.860%, 7/1/2010 (4)	3,100,000	3,100,000
Bucks County, Pennsylvania Industrial Development Authority, Revenue Bonds, 3.880%, 9/1/2019, Call Date 6/7/2007 (4)	2,030,000	2,030,000
Chester County, Pennsylvania Health & Education Facilities Authority, Revenue Bonds, 3.770%, 7/1/2034, Call Date 6/7/2007 (4)	13,110,000	13,110,000
Chester County, Pennsylvania Industrial Development Authority, Revenue Bonds, 3.830%, 4/1/2017, Call Date 6/6/2007 (4)	1,120,000	1,120,000
Delaware County, Pennsylvania Industrial Development Authority Pollution Control Revenue, Commercial Paper, 3.730%, 10/5/2007	6,000,000	6,000,000
Lehman Municipal Trust Receipts, Revenue Bonds (Series 7), 3.840%, 11/1/2029, Call Date 1/1/2017 (4)	4,000,000	4,000,000
Montgomery County, Pennsylvania Higher Education & Health Authority, Revenue Bonds, 3.760%, 05/01/2034, Call Date 6/7/2007 (4)	4,405,000	4,405,000
Montgomery County, Pennsylvania Industrial Development Authority, Revenue Bonds, 3.770%, 1/1/2023, Call Date 6/7/2007 (4)	2,400,000	2,400,000
Montgomery County, Pennsylvania Industrial Development Authority, Revenue Bonds, 3.900%, 11/15/2029, Call Date 6/1/2007 (4)	1,500,000	1,500,000
Philadelphia, Pennsylvania Authority for Industrial Development, Revenue Bonds, 3.780%, 12/1/2035, Call Date 6/1/2007 (4)	8,000,000	8,000,000

Description	Principal Amount	Value
Municipals (continued)

Pennsylvania (continued)

Philadelphia, Pennsylvania Authority for Industrial Development, Revenue Bonds, 3.880%, 11/1/2021 (4)	$3,375,000	$3,375,000

		52,140,000
Puerto Rico - 0.5%
Puerto Rico Industrial Medical & Environmental Pollution Control Facilities, Financing Authority, Revenue Bonds, 3.950%, 3/1/2023, Call Date 3/1/2008 (4)	3,000,000	3,000,000
South Carolina - 4.9%
Puttable Floating Option Tax-Exempt Receipts, Revenue Bonds, 3.840%, 8/1/2039, Call Date 4/1/2011 (4)	21,900,000	21,900,000
Scago Educational Facilities Corp. for Union School District Installment, Revenue Bonds (Series 1783), 3.820%, 12/1/2031, Call Date 12/1/2016 (4)	4,800,000	4,800,000

		26,700,000
Tennessee - 2.5%
Blount County, Tennessee Public Building Authority, Revenue Bonds, 3.920%, 6/1/2022, Call Date 6/1/2007 (4)	50,000	50,000
Clarksville, Tennessee Public Building Authority, Revenue Bonds, 3.900%, 7/1/2031, Call Date 6/1/2007 (4)	1,300,000	1,300,000
Dayton, Tennessee Industrial Development Board, Revenue Bonds, 3.830%, 6/1/2011, Call Date 6/7/2007 (4)	4,350,000	4,350,000
Memphis, Tennessee Health, Educational & Housing Facility Board, Revenue Bonds, 3.980%, 8/1/2032, Call Date 6/7/2007 (4)	2,100,000	2,100,000
Metropolitan Government, Nashville & Davidson County, Tennessee Industrial Development Board, Revenue Bonds, 3.880%, 12/1/2014 (4)	4,550,000	4,550,000
Rutherford County, Tennessee Industrial Development Board, Revenue Bonds, 3.860%, 7/1/2010 (4)	1,000,000	1,000,000
Sevier County, Tennessee Public Building Authority, Revenue Bonds, 3.920%, 6/1/2025, Call Date 6/1/2007 (4)	75,000	75,000

		13,425,000
Texas - 13.7%
Austin, Texas Convention Enterprises Inc., Putters (Series 1614), Revenue Bonds, 3.830%, 7/1/2014 (4)	6,365,000	6,365,000
Collin County, Texas Housing Financial Corp. Multifamily, Revenue Bonds, 3.850%, 9/1/2018 (4)	14,195,000	14,195,000
Comal, Texas Independent School District, GO UT, 3.860%, 8/1/2016 (4)	2,260,000	2,260,000
JP Morgan Chase & Co., Putters (Series 1632P), Revenue Bonds, 3.960%, 4/1/2013 (4)	19,955,000	19,955,000
Klein, Texas Independent School District, GO UT (Series 39TP), 3.820%, 8/01/2031, Call Date 8/1/2015 (4)	12,745,000	12,745,000
Puttable Floating Option Tax-Exempt Receipts, GO UT, 3.830%, 8/15/2030, Call Date 8/15/2017 (4)	10,255,000	10,255,000
Texas State Authority Central Texas, Revenue Bonds, 3.830%, 8/15/2029 (4)	5,000,000	5,000,000
Texas State Student Housing Authority, Revenue Bonds, 3.850%, 10/1/2033 (4)	4,200,000	4,200,000

		74,975,000
Vermont - 0.6%
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds (Series A), 3.900%, 10/1/2036, Call Date 6/1/2007 (4)	1,250,000	1,250,000
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds (Series A), 3.910%, 4/1/2032, Call Date 6/1/2007 (4)	1,900,000	1,900,000

		3,150,000
Virginia - 0.3%
Suffolk, Virginia Redevelopment & Housing Authority Multi-Family Housing, Revenue Bonds, 3.860%, 9/1/2019, Call Date 6/7/2007 (4)	1,505,000	1,505,000
Washington - 1.5%
Washington State Health Care Facilities Authority, Revenue Bonds, 3.850%, 11/15/2026, Call Date 6/7/2007 (4)	5,000,000	5,000,000
Washington State Putters, GO UT, (Series 333), 3.840%, 12/1/2014 (4)	3,210,000	3,210,000

		8,210,000

Description	Principal Amount	Value
Municipals (continued)

Wisconsin - 5.2%
Delavan Darien, Wisconsin School District, Revenue Notes, 3.800%, 8/29/2007	$1,500,000	$1,500,209
Denmark, Wisconsin School District, Revenue Notes, 3.700%, 8/30/2007	3,750,000	3,750,258
Marinette, Wisconsin School District, Tax & Revenue Antic Promissory Notes, 3.650%, 6/29/2007	5,000,000	5,000,072
Middleton-Cross Plains, Wisconsin Area School District, Revenue Notes, 3.700%, 9/20/2007	5,700,000	5,701,158
Seymour, Wisconsin Community School District, Tax & Revenue Notes, 3.700%, 10/2/2007	1,375,000	1,375,312
Sun Prairie, Wisconsin Area School District, Tax & Revenue Promissory Notes, 3.700%, 10/15/2007	5,050,000	5,051,088
Verona, Wisconsin Area School District, Revenue Notes, 3.700%, 08/24/2007	2,925,000	2,925,517
Wisconsin Dells, Wisconsin School District, Tax & Revenue Promissory Notes, 3.700%, 10/26/2007	3,000,000	3,000,230
Wisconsin State Health & Educational Facilities Authority, Revenue Bonds, 4.080%, 5/1/2026, Call Date 6/1/2007 (4)	200,000	200,000

		28,503,844
Wyoming - 2.4%
Sweetwater County, Wyoming, Hospital Revenue Bonds (Series A), 3.780%, 9/1/2026, Call Date 6/6/2007 (4)	960,000	960,000
Sweetwater County, Wyoming, Hospital Revenue Bonds (Series B), 3.780%, 9/1/2037, Call Date 6/6/2007 (4)	12,160,000	12,160,000

		13,120,000

Total Municipals		533,598,351
Mutual Funds - 0.0%
Federated Tax-Free Obligations Fund	198,116	198,116

Total Mutual Funds (identified cost $198,116)		198,116

Total Investments - 97.7% (at amortized cost)		533,796,467
Other Assets and Liabilities - 2.3%		12,333,684

Total Net Assets - 100.0%		$546,130,151

Notes to Schedules of Investments (Unaudited)

Note: The categories of investments are shown as a percentage of total net assets for each Fund as of May 31, 2007.

(1)	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers.

(2)	Non-income producing.

(3)	Represents the initial deposit within a margin account used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

(4)	Floating rate securities whose yields are either fixed or vary with a designated market index or market rate. These securities are shown at their current rates as of May 31, 2007.

(5)	Designated as cover for dollar roll and futures transactions.

(6)	Denotes a security subject to dollar roll transactions and deemed a when-issued security.

(7)	Denotes a restricted security which is subject to restrictions on resale under federal securities law. At May 31, 2007, these securities amounted to:

Fund	Amount	% of Total Net Assets
Government Income Fund	$13,867,976	2.06%
Short-Intermediate Bond Fund	$32,125,837	4.31%
Short-Term Income Fund	$1,957,536	1.65%
Prime Money Market Fund	$2,910,757,857	58.23%
Tax-Free Money Market Fund	$10,410,000	1.91%

(8)	Denotes a restricted security which has been deemed liquid by criteria approved by the Fund’s Board of Directors.

(9)	Please refer to the Statement of Additional Information for an explanation of the credit ratings.

(10)	Securities that are subject to alternative minimum tax represent 7.50% of Intermediate Tax-Free Fund’s portfolio as calculated based upon total net assets.

(11)	Offshore fund.

(12)	Securities have redemption features that may delay redemption beyond seven days.

(13)	Each issue shows the rate of the discount at the time of purchase.

The following acronyms are used throughout this report:

ADR	-	American Depositary Receipt
AMBAC	-	American Municipal Bond Assurance Corporation
CIFG	-	CDC IXIS Financial Guaranty
FGIC	-	Financial Guaranty Insurance Corporation
FRN	-	Floating Rate Note
GO	-	Government Obligation
HFDC	-	Health Facility Development Corporation
INS	-	Insured
LP	-	Limited Partnership
LOC	-	Letter of Credit
MTN	-	Medium Term Note
PLC	-	Public Limited Company
REITs	-	Real Estate Investment Trusts
REMIC	-	Real Estate Mortgage Investment Conduit
TCRs	-	Transferable Custody Receipts
UT	-	Unlimited Tax

Additional Information Associated with the Schedules of Investments

1. Federal Tax Information

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the discount accretion/premium amortization of debt securities.

The identified cost for tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation at May 31, 2007 are as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized (Depreciation) for Federal Tax Purposes	Net Unrealized Appreciation (Depreciation) for Federal Tax Purposes
Large-Cap Value Fund	$315,055,010	$82,299,277	$(498,081)	$81,801,196
Large-Cap Growth Fund	257,765,108	45,805,919	(1,645,611)	44,160,308
Mid-Cap Value Fund	612,921,708	154,500,457	(4,857,634)	149,642,823
Mid-Cap Growth Fund	257,157,013	44,900,391	(982,530)	43,917,861
Small-Cap Growth Fund	331,134,424	41,476,282	(2,234,610)	39,241,672
International Stock Fund	530,664,268	104,600,568	(7,229,649)	97,370,919
Government Income Fund	997,363,896	752,583	(7,847,477)	(7,094,894)
Short-Intermediate Bond Fund	999,597,844	1,012,444	(5,661,018)	(4,648,574)
Intermediate Tax-Free Fund	83,561,849	782,684	(454,644)	328,040
Short-Term Income Fund	137,546,577	102,446	(1,370,190)	(1,267,744)
Government Money Market Fund*	318,283,142	—	—	—
Prime Money Market Fund*	5,088,080,414	—	—	—
Tax-Free Money Market Fund*	533,796,467	—	—	—

*	at amortized cost

2. Securities Lending

Certain Funds participate in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. The Funds receive cash as collateral in return for the securities and record a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the prior day’s market value on securities loaned. Collateral is reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates) and money market funds. On May 18, 2000, the Securities and Exchange Commission issued an order to the Marshall Funds that exempts certain securities lending activities from prohibitions under the Act. Under the terms of the exemptive order, (i) the Funds may pay a portion of net revenue to Marshall & Ilsley Trust Company N.A. (“M&I Trust”) for its services as securities lending agent, and (ii) cash collateral received for a loan of one Fund’s securities may be invested jointly with collateral received for loans of other Funds’ securities.

Cash collateral was jointly pooled and invested in the following securities as of May 31, 2007 (1):

	Large-Cap Value Fund	Large-Cap Growth Fund	Mid-Cap Value Fund	Mid-Cap Growth Fund	Small-Cap Growth Fund	International Stock Fund	Government Income Fund	Short-Intermediate Bond Fund	Short-Term Income Fund	Total
Alliance & Leicester PLC,	$854,004	$1,253,271	$2,641,085	$2,233,325	$3,365,281	$2,453,211	$2,036,255	$4,622,039	$545,529	$20,004,000
5.330%, 6/8/2007
Allstate Life Global Fd II,	854,687	1,254,273	2,643,198	2,235,111	3,367,973	2,455,173	2,037,883	4,625,736	545,966	20,020,000
5.410%, 6/16/2007
American Express Credit,	854,599	1,254,148	2,642,934	2,234,888	3,367,636	2,454,930	2,037,680	4,625,274	545,911	20,018,000
5.420%, 6/5/2007
American General Finance,	854,282	1,253,680	2,641,949	2,234,055	3,366,381	2,454,015	2,036,920	4,623,550	545,708	20,010,540
5.370%, 6/18/2007
Aust. & N.Z. Banking Group,	854,090	1,253,396	2,641,349	2,233,548	3,365,618	2,453,456	2,036,458	4,622,501	545,584	20,006,000
5.320%, 6/23/2007
Banco Santander Totta SA,	640,311	939,671	1,980,220	1,674,491	2,523,204	1,839,356	1,526,733	3,465,490	409,024	14,998,500
5.320%, 6/16/2007
Bayerische Landesbank NY,	854,346	1,253,772	2,642,141	2,234,218	3,366,627	2,454,192	2,037,069	4,623,888	545,747	20,012,000
5.370%, 6/24/2007
Bear Stearns Co.,	640,824	940,423	1,981,804	1,675,831	2,525,223	1,840,828	1,527,954	3,468,262	409,351	15,010,500
5.400%, 6/5/2007
Bear Stearns Co.,	256,312	376,143	792,666	670,285	1,010,018	736,280	611,139	1,387,208	163,729	6,003,780
5.380%, 6/28/2007
BMW US Capital LLC,	939,593	1,378,873	2,905,775	2,457,148	3,702,549	2,699,072	2,240,328	5,085,260	600,202	22,008,800
5.340%, 6/15/2007
Canadian Imperial Bank,	640,375	939,765	1,980,418	1,674,659	2,523,456	1,839,540	1,526,886	3,465,836	409,065	15,000,000
5.410%, 6/15/2007
Comerica Bank,	853,834	1,253,020	2,640,557	2,232,878	3,364,608	2,452,720	2,035,848	4,621,115	545,420	20,000,000
5.320%, 6/14/2007
Credit Suisse First Boston,	855,115	1,254,900	2,644,518	2,236,227	3,369,655	2,456,399	2,038,901	4,628,047	546,238	20,030,000
5.523%, 6/1/2007
DNB NOR Bank ASA,	853,915	1,253,138	2,640,805	2,233,088	3,364,924	2,452,951	2,036,039	4,621,549	545,471	20,001,880
5.320%, 6/25/2007
GE Capital Corp.,	640,396	939,794	1,980,479	1,674,710	2,523,534	1,839,597	1,526,933	3,465,944	409,078	15,000,465
5.445%, 6/17/2007
GE Capital Corp. Master Note,	853,834	1,253,020	2,640,557	2,232,878	3,364,608	2,452,720	2,035,848	4,621,115	545,420	20,000,000
5.360%, 6/1/2007
Goldman Sachs Group,	854,316	1,253,728	2,642,049	2,234,140	3,366,509	2,454,106	2,036,998	4,623,726	545,728	20,011,300
5.445%, 6/16/2007
Greenwich Capital Holdings,	853,834	1,253,020	2,640,557	2,232,878	3,364,608	2,452,720	2,035,848	4,621,115	545,420	20,000,000
5.463%, 6/1/2007
HBOS Treasury Services PLC,	854,550	1,254,073	2,642,775	2,234,754	3,367,434	2,454,781	2,037,558	4,624,997	545,878	20,016,800
5.390%, 6/1/2007
HSBC Finance Corp.,	640,632	940,141	1,981,210	1,675,328	2,524,465	1,840,276	1,527,496	3,467,223	409,229	15,006,000
5.370%, 6/24/2007
HSH Nordbank NY,	854,471	1,253,955	2,642,527	2,234,544	3,367,118	2,454,550	2,037,366	4,624,562	545,827	20,014,920
5.350%, 6/23/2007
IBM Corp.,	853,859	1,253,058	2,640,636	2,232,945	3,364,709	2,452,794	2,035,909	4,621,254	545,436	20,000,600
5.330%, 6/8/2007
ING USA Annuity and Life,	853,834	1,253,020	2,640,557	2,232,878	3,364,608	2,452,720	2,035,848	4,621,115	545,420	20,000,000
5.360%, 6/26/2007
Irish Life & Permanent,	853,919	1,253,145	2,640,821	2,233,101	3,364,945	2,452,966	2,036,051	4,621,577	545,475	20,002,000
5.340%, 6/22/2007
Liquid Funding LTD,	853,790	1,252,958	2,640,425	2,232,766	3,364,440	2,452,598	2,035,746	4,620,884	545,393	19,999,000
5.300%, 6/29/2007
Merrill Lynch & Co.,	854,601	1,254,148	2,642,934	2,234,888	3,367,636	2,454,928	2,037,680	4,625,274	545,911	20,018,000
5.570%, 6/11/2007
Metlife Insurance FA,	853,834	1,253,020	2,640,557	2,232,878	3,364,608	2,452,720	2,035,848	4,621,115	545,420	20,000,000
5.380%, 6/1/2007
Morgan Stanley CP,	853,834	1,253,020	2,640,557	2,232,878	3,364,608	2,452,720	2,035,848	4,621,115	545,420	20,000,000
5.383%, 6/16/2007
National Rural Utilities Coop.,	853,910	1,253,133	2,640,795	2,233,079	3,364,911	2,452,941	2,036,031	4,621,531	545,469	20,001,800
5.310%, 6/1/2007
Northern Rock PLC,	854,262	1,253,647	2,641,877	2,233,994	3,366,290	2,453,947	2,036,865	4,623,425	545,693	20,010,000
5.380%, 6/3/2007
Provident Money Market Fund,	399,350	586,057	1,235,030	1,044,352	1,573,680	1,147,176	952,198	2,161,368	255,101	9,354,312
5.223%, 6/1/2007
Prudential Funding,	853,834	1,253,020	2,640,557	2,232,878	3,364,608	2,452,720	2,035,848	4,621,115	545,420	20,000,000
5.345%, 6/15/2007
SLM Corp.,	849,565	1,246,755	2,627,354	2,221,714	3,347,785	2,440,457	2,025,668	4,598,009	542,693	19,900,000
5.330%, 6/20/2007
Wachovia Securities LLP,	640,375	939,765	1,980,418	1,674,659	2,523,456	1,839,540	1,526,886	3,465,836	409,065	15,000,000
5.400%, 6/1/2007
Wells Fargo & Co.,	427,131	626,823	1,320,939	1,116,997	1,683,145	1,226,973	1,018,433	2,311,713	272,846	10,005,000
5.380%, 6/2/2007
Westlb AG NY FRN,	640,675	940,205	1,981,345	1,675,442	2,524,637	1,840,401	1,527,600	3,467,458	409,257	15,007,020
5.380%, 6/10/2007
Westpac Bank NY,	427,259	627,011	1,321,335	1,117,332	1,683,650	1,227,341	1,018,738	2,312,406	272,928	10,008,000
5.400%, 6/11/2007

Payable on Collateral Due to Brokers	$28,282,352	$41,504,989	$87,465,710	$73,961,765	$111,449,145	$81,243,815	$67,435,337	$153,069,632	$18,066,472	$662,479,217

Market Value of Securities Loaned	$27,399,952	$40,210,044	$84,736,800	$71,654,173	$107,971,960	$78,709,022	$65,331,366	$148,293,892	$17,502,804	$641,810,013

(1)	The collateral pool is manged by the Fund Manager of the Short-Term Income, Prime Money Market and Government Money Market Funds, at no cost to the Funds.

3. Options Contracts

Certain Funds may write covered call and put options on futures, swaps, securities or currencies a Fund owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

For the quarter ended May 31, 2007, the Large-Cap Value Fund had $170,514 in realized gains on written options.

At May 31, 2007, the Large-Cap Value Fund had the following outstanding written option contracts:

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Market Value	Unrealized Appreciation (Depreciation)
J C Penney Co., Inc.	Call	August 2007	$95	100	$18,899	$16,399
Marathon Oil Corp.	Call	July 2007	120	200	15,600	(134,400)
Valero Energy Corp.	Call	June 2007	75	180	11,340	(17,460)

Total				480		$(135,461)

4. Futures Contracts

Certain Funds may purchase futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At May 31, 2007, the following Funds had outstanding futures contracts as set forth below:

Fund	Expiration Date	Contracts	Description	Position	Unrealized Appreciation (Depreciation)
Mid-Cap Value Fund	June 2007	31	S&P Mid-Cap 400	Long	$(802,515)
Small-Cap Growth Fund	September 2007	45	Russell 2000	Long	$(12,168)
Short-Term Income Fund	September 2007	200	U.S. 5 Year Note	Long	$30,408

Item 2. Controls and Procedures

a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the Registrant and by the Registrant’s service providers.

b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter ended November 30, 2006 that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer

99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Marshall Funds, Inc.

/s/ John M. Blaser
By:	John M. Blaser
President
July 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John M. Blaser
By:	John M. Blaser
President
(Principal Executive Officer)
July 24, 2007

/s/ Timothy M. Bonin
By:	Timothy M. Bonin
Treasurer
(Principal Financial Officer)
July 24, 2007